UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2841

Fidelity Capital Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2019

Item 1.

Reports to Stockholders

Fidelity® Capital Appreciation Fund Semi-Annual Report April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2019

% of fund's net assets
Microsoft Corp.	6.3
Visa, Inc. Class A	4.6
Procter & Gamble Co.	2.6
Adobe, Inc.	2.3
Amazon.com, Inc.	2.2
American Tower Corp.	2.2
United Technologies Corp.	2.1
McDonald's Corp.	2.0
AstraZeneca PLC sponsored ADR	1.9
M&T Bank Corp.	1.9
28.1

Top Five Market Sectors as of April 30, 2019

% of fund's net assets
Information Technology	28.9
Health Care	16.6
Consumer Discretionary	12.9
Financials	11.8
Industrials	10.9

Asset Allocation (% of fund's net assets)

As of April 30, 2019*
Stocks	98.5%
Short-Term Investments and Net Other Assets (Liabilities)	1.5%

 * Foreign investments - 13.2%

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value (000s)
COMMUNICATION SERVICES - 2.2%
Entertainment - 0.4%
Electronic Arts, Inc. (a)	308,700	$29,218
Interactive Media & Services - 1.6%
Alphabet, Inc. Class C (a)	85,515	101,633
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	503,160	11,442

TOTAL COMMUNICATION SERVICES		142,293

CONSUMER DISCRETIONARY - 12.9%
Automobiles - 0.6%
Ferrari NV (b)	275,500	37,476
Diversified Consumer Services - 1.2%
Grand Canyon Education, Inc. (a)	385,600	44,687
Laureate Education, Inc. Class A (a)	1,901,000	29,922
		74,609
Hotels, Restaurants & Leisure - 3.2%
Dalata Hotel Group PLC	4,906,029	32,410
McDonald's Corp.	654,600	129,329
Yum! Brands, Inc.	425,100	44,376
		206,115
Household Durables - 1.9%
D.R. Horton, Inc.	1,277,800	56,619
NVR, Inc. (a)	19,950	62,892
		119,511
Internet & Direct Marketing Retail - 2.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	189,800	35,221
Amazon.com, Inc. (a)	74,000	142,562
		177,783
Specialty Retail - 2.2%
Five Below, Inc. (a)	102,900	15,064
Ross Stores, Inc.	735,600	71,839
Ulta Beauty, Inc. (a)	161,800	56,465
		143,368
Textiles, Apparel & Luxury Goods - 1.0%
NIKE, Inc. Class B	714,700	62,772

TOTAL CONSUMER DISCRETIONARY		821,634

CONSUMER STAPLES - 5.7%
Beverages - 2.0%
Coca-Cola European Partners PLC	708,500	37,969
Keurig Dr. Pepper, Inc.	1,211,400	35,215
Pernod Ricard SA	304,000	52,969
		126,153
Household Products - 3.2%
Energizer Holdings, Inc.	790,600	37,862
Procter & Gamble Co.	1,531,700	163,095
Reckitt Benckiser Group PLC	31,000	2,508
		203,465
Personal Products - 0.5%
Estee Lauder Companies, Inc. Class A	184,000	31,613

TOTAL CONSUMER STAPLES		361,231

ENERGY - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
Cheniere Energy, Inc. (a)	671,760	43,228
ConocoPhillips Co.	860,220	54,297
Hess Corp.	779,000	49,949
		147,474
FINANCIALS - 11.3%
Banks - 3.4%
Grupo Financiero Banorte S.A.B. de CV Series O	1,346,800	8,513
HDFC Bank Ltd. sponsored ADR	513,600	58,884
M&T Bank Corp.	698,300	118,760
SunTrust Banks, Inc.	475,500	31,136
		217,293
Capital Markets - 4.6%
Bank of New York Mellon Corp.	1,316,200	65,362
Charles Schwab Corp.	2,160,172	98,893
CME Group, Inc.	471,856	84,415
HUB24 Ltd. (b)	1,523,641	16,111
The Blackstone Group LP	649,000	25,610
Tradeweb Markets, Inc. Class A	27,300	1,099
		291,490
Consumer Finance - 1.1%
American Express Co.	578,300	67,794
Diversified Financial Services - 0.2%
Netwealth Group Ltd. (b)	1,921,782	12,870
Insurance - 2.0%
American International Group, Inc.	1,607,000	76,445
Aon PLC	302,100	54,420
		130,865

TOTAL FINANCIALS		720,312

HEALTH CARE - 16.6%
Biotechnology - 2.5%
AC Immune SA (a)	354,600	1,688
Alexion Pharmaceuticals, Inc. (a)	683,386	93,029
Atara Biotherapeutics, Inc. (a)	175,000	5,880
Biogen, Inc. (a)	99,100	22,718
Immunomedics, Inc. (a)	1,040,000	16,661
Vertex Pharmaceuticals, Inc. (a)	128,900	21,782
		161,758
Health Care Equipment & Supplies - 4.6%
Alcon, Inc. (a)	229,880	13,238
Alcon, Inc. (a)	476,320	27,722
Align Technology, Inc. (a)	125,900	40,877
Becton, Dickinson & Co.	342,100	82,357
Boston Scientific Corp. (a)	1,659,700	61,608
Intuitive Surgical, Inc. (a)	93,200	47,591
Masimo Corp. (a)	87,500	11,388
Penumbra, Inc. (a)	74,000	9,953
		294,734
Health Care Providers & Services - 3.1%
Covetrus, Inc. (a)	663,200	21,799
Humana, Inc.	118,917	30,373
National Vision Holdings, Inc. (a)	443,400	11,972
UnitedHealth Group, Inc.	248,754	57,977
Universal Health Services, Inc. Class B	611,600	77,594
		199,715
Health Care Technology - 0.3%
Veeva Systems, Inc. Class A (a)	107,600	15,050
Life Sciences Tools & Services - 2.0%
Bio-Techne Corp.	3,200	655
Codexis, Inc. (a)	206,100	4,060
Mettler-Toledo International, Inc. (a)	82,300	61,335
Thermo Fisher Scientific, Inc.	219,000	60,762
		126,812
Pharmaceuticals - 4.1%
Allergan PLC	327,600	48,157
AstraZeneca PLC sponsored ADR	3,196,300	120,373
Horizon Pharma PLC (a)	1,077,200	27,501
Perrigo Co. PLC	649,900	31,143
Zoetis, Inc. Class A	353,263	35,976
		263,150

TOTAL HEALTH CARE		1,061,219

INDUSTRIALS - 10.9%
Aerospace & Defense - 2.4%
HEICO Corp. Class A	241,800	21,624
United Technologies Corp.	932,100	132,927
		154,551
Building Products - 0.6%
Kingspan Group PLC (Ireland)	720,115	37,864
Commercial Services & Supplies - 0.9%
Copart, Inc. (a)	848,035	57,090
Construction & Engineering - 0.3%
Jacobs Engineering Group, Inc.	227,300	17,716
Electrical Equipment - 2.3%
AMETEK, Inc.	487,500	42,983
Fortive Corp.	1,195,100	103,185
		146,168
Machinery - 2.5%
Chart Industries, Inc. (a)	80,500	7,106
Deere & Co.	410,813	68,043
Gardner Denver Holdings, Inc. (a)	1,370,400	46,251
IDEX Corp.	243,100	38,084
		159,484
Professional Services - 1.1%
Equifax, Inc.	283,100	35,656
TransUnion Holding Co., Inc.	491,300	34,219
		69,875
Road & Rail - 0.8%
Norfolk Southern Corp.	267,400	54,555

TOTAL INDUSTRIALS		697,303

INFORMATION TECHNOLOGY - 28.9%
Electronic Equipment & Components - 0.4%
Zebra Technologies Corp. Class A (a)	116,000	24,492
IT Services - 8.6%
Booz Allen Hamilton Holding Corp. Class A	994,300	58,952
Broadridge Financial Solutions, Inc.	30,400	3,591
Fiserv, Inc. (a)	628,900	54,865
GoDaddy, Inc. (a)	329,569	26,860
GreenSky, Inc. Class A	1,223,700	19,555
PayPal Holdings, Inc. (a)	873,437	98,497
Visa, Inc. Class A	1,774,202	291,732
		554,052
Semiconductors & Semiconductor Equipment - 6.7%
ASML Holding NV	167,500	34,977
Broadcom, Inc.	188,100	59,891
Cree, Inc. (a)	247,000	16,324
Lam Research Corp.	110,800	22,983
NVIDIA Corp.	274,484	49,682
NXP Semiconductors NV	754,100	79,648
Qualcomm, Inc.	1,096,200	94,416
Semtech Corp. (a)	280,000	15,084
Texas Instruments, Inc.	480,400	56,606
		429,611
Software - 12.6%
Adobe, Inc. (a)	502,307	145,292
ANSYS, Inc. (a)	105,000	20,559
Autodesk, Inc. (a)	196,400	35,000
Black Knight, Inc. (a)	668,300	37,705
Intuit, Inc.	259,839	65,235
Microsoft Corp.	3,060,240	399,668
Parametric Technology Corp. (a)	346,400	31,339
Salesforce.com, Inc. (a)	300,600	49,704
SolarWinds, Inc. (a)	349,800	6,839
Splunk, Inc. (a)	96,600	13,335
		804,676
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.	185,387	37,202

TOTAL INFORMATION TECHNOLOGY		1,850,033

MATERIALS - 2.6%
Chemicals - 2.1%
DowDuPont, Inc.	1,815,212	69,795
Sherwin-Williams Co.	81,000	36,841
The Chemours Co. LLC	688,900	24,807
		131,443
Containers & Packaging - 0.5%
Aptargroup, Inc.	317,600	35,330

TOTAL MATERIALS		166,773

REAL ESTATE - 3.7%
Equity Real Estate Investment Trusts (REITs) - 3.7%
American Tower Corp.	719,100	140,440
Crown Castle International Corp.	480,900	60,488
SBA Communications Corp. Class A (a)	183,000	37,283
		238,211
TOTAL COMMON STOCKS
(Cost $5,137,935)		6,206,483

Nonconvertible Preferred Stocks - 1.4%
ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Petroleo Brasileiro SA - Petrobras sponsored ADR	4,069,600	61,980
FINANCIALS - 0.5%
Banks - 0.5%
Itau Unibanco Holding SA sponsored ADR	3,605,100	31,184
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $100,544)		93,164

Money Market Funds - 1.8%
Fidelity Cash Central Fund, 2.49% (c)	82,951,948	82,969
Fidelity Securities Lending Cash Central Fund 2.49% (c)(d)	30,059,844	30,063
TOTAL MONEY MARKET FUNDS
(Cost $113,032)		113,032
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $5,351,511)		6,412,679
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(18,164)
NET ASSETS - 100%		$6,394,515

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$552
Fidelity Securities Lending Cash Central Fund	33
Total	$585

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Dalata Hotel Group PLC	$63,263	$--	$28,840	$387	$3,859	$(5,872)	$--
Total	$63,263	$--	$28,840	$387	$3,859	$(5,872)	$--

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$142,293	$142,293	$--	$--
Consumer Discretionary	821,634	821,634	--	--
Consumer Staples	361,231	358,723	2,508	--
Energy	209,454	209,454	--	--
Financials	751,496	751,496	--	--
Health Care	1,061,219	1,061,219	--	--
Industrials	697,303	697,303	--	--
Information Technology	1,850,033	1,850,033	--	--
Materials	166,773	166,773	--	--
Real Estate	238,211	238,211	--	--
Money Market Funds	113,032	113,032	--	--
Total Investments in Securities:	$6,412,679	$6,410,171	$2,508	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.8%
United Kingdom	3.3%
Ireland	2.7%
Netherlands	2.3%
Brazil	1.4%
Others (Individually Less Than 1%)	3.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $29,367) — See accompanying schedule: Unaffiliated issuers (cost $5,238,479)	$6,299,647
Fidelity Central Funds (cost $113,032)	113,032
Total Investment in Securities (cost $5,351,511)		$6,412,679
Foreign currency held at value (cost $485)		485
Receivable for investments sold		18,482
Receivable for fund shares sold		1,918
Dividends receivable		4,399
Distributions receivable from Fidelity Central Funds		65
Prepaid expenses		3
Other receivables		409
Total assets		6,438,440
Liabilities
Payable for investments purchased	$4,369
Payable for fund shares redeemed	6,483
Accrued management fee	2,206
Other affiliated payables	699
Other payables and accrued expenses	105
Collateral on securities loaned	30,063
Total liabilities		43,925
Net Assets		$6,394,515
Net Assets consist of:
Paid in capital		$4,629,760
Total distributable earnings (loss)		1,764,755
Net Assets		$6,394,515
Net Asset Value and Maximum Offering Price
Capital Appreciation:
Net Asset Value, offering price and redemption price per share ($4,814,362 ÷ 137,235 shares)		$35.08
Class K:
Net Asset Value, offering price and redemption price per share ($1,580,153 ÷ 44,946 shares)		$35.16

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2019 (Unaudited)
Investment Income
Dividends (including $387 earned from other affiliated issuers)		$43,571
Income from Fidelity Central Funds		585
Total income		44,156
Expenses
Management fee
Basic fee	$16,581
Performance adjustment	(4,730)
Transfer agent fees	3,586
Accounting and security lending fees	565
Custodian fees and expenses	35
Independent trustees' fees and expenses	18
Registration fees	46
Audit	34
Legal	13
Interest	31
Miscellaneous	21
Total expenses before reductions	16,200
Expense reductions	(479)
Total expenses after reductions		15,721
Net investment income (loss)		28,435
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	695,017
Fidelity Central Funds	2
Other affiliated issuers	3,859
Foreign currency transactions	81
Total net realized gain (loss)		698,959
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(209,290)
Affiliated issuers	(5,872)
Assets and liabilities in foreign currencies	(2)
Total change in net unrealized appreciation (depreciation)		(215,164)
Net gain (loss)		483,795
Net increase (decrease) in net assets resulting from operations		$512,230

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2019 (Unaudited)	Year ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$28,435	$58,068
Net realized gain (loss)	698,959	732,327
Change in net unrealized appreciation (depreciation)	(215,164)	(255,542)
Net increase (decrease) in net assets resulting from operations	512,230	534,853
Distributions to shareholders	(693,623)	(761,525)
Share transactions - net increase (decrease)	81,869	(609,944)
Total increase (decrease) in net assets	(99,524)	(836,616)
Net Assets
Beginning of period	6,494,039	7,330,655
End of period	$6,394,515	$6,494,039

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Capital Appreciation Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$36.33	$37.90	$31.75	$37.03	$39.82	$37.30
Income from Investment Operations
Net investment income (loss)A	.15	.29	.38	.34	.24	.11
Net realized and unrealized gain (loss)	2.54	2.15	7.55	(1.34)	1.13	6.05
Total from investment operations	2.69	2.44	7.93	(1.00)	1.37	6.16
Distributions from net investment income	(.27)	(.34)	(.39)	(.27)	(.10)	(.14)
Distributions from net realized gain	(3.67)	(3.67)	(1.39)	(4.01)	(4.06)	(3.50)
Total distributions	(3.94)	(4.01)	(1.78)	(4.28)	(4.16)	(3.64)
Net asset value, end of period	$35.08	$36.33	$37.90	$31.75	$37.03	$39.82
Total ReturnB,C	8.88%	6.93%	25.93%	(3.06)%	3.50%	17.86%
Ratios to Average Net AssetsD,E
Expenses before reductions	.55%F	.54%	.51%	.61%	.83%	.82%
Expenses net of fee waivers, if any	.55%F	.54%	.51%	.61%	.83%	.82%
Expenses net of all reductions	.53%F	.53%	.50%	.60%	.82%	.81%
Net investment income (loss)	.90%F	.77%	1.09%	1.05%	.63%	.28%
Supplemental Data
Net assets, end of period (in millions)	$4,814	$4,792	$5,157	$4,809	$5,906	$6,132
Portfolio turnover rateG	175%F	101%	129%	120%	126%	112%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Capital Appreciation Fund Class K

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$36.42	$37.99	$31.83	$37.11	$39.90	$37.38
Income from Investment Operations
Net investment income (loss)A	.16	.33	.41	.37	.28	.15
Net realized and unrealized gain (loss)	2.56	2.15	7.57	(1.33)	1.14	6.06
Total from investment operations	2.72	2.48	7.98	(.96)	1.42	6.21
Distributions from net investment income	(.31)	(.37)	(.43)	(.31)	(.15)	(.19)
Distributions from net realized gain	(3.67)	(3.67)	(1.39)	(4.01)	(4.06)	(3.50)
Total distributions	(3.98)	(4.05)B	(1.82)	(4.32)	(4.21)	(3.69)
Net asset value, end of period	$35.16	$36.42	$37.99	$31.83	$37.11	$39.90
Total ReturnC,D	8.95%	7.03%	26.04%	(2.93)%	3.62%	17.97%
Ratios to Average Net AssetsE,F
Expenses before reductions	.46%G	.45%	.41%	.50%	.72%	.70%
Expenses net of fee waivers, if any	.46%G	.44%	.41%	.50%	.72%	.70%
Expenses net of all reductions	.44%G	.43%	.40%	.48%	.72%	.70%
Net investment income (loss)	.99%G	.86%	1.20%	1.17%	.74%	.40%
Supplemental Data
Net assets, end of period (in millions)	$1,580	$1,702	$2,174	$2,103	$2,524	$2,460
Portfolio turnover rateH	175%G	101%	129%	120%	126%	112%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $4.05 per share is comprised of distributions from net investment income of $.374 and distributions from net realized gain of $3.671 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity Capital Appreciation Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Capital Appreciation and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $62 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,137,324
Gross unrealized depreciation	(77,088)
Net unrealized appreciation (depreciation)	$1,060,236
Tax cost	$5,352,443

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,376,730 and $5,680,541, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Capital Appreciation as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .39% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Capital Appreciation, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Capital Appreciation	$3,226.14
Class K	360.05
	$3,586

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .02%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $150 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$15,436	2.64%	$31

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $33. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $450 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

Transfer Agent expense reduction
Capital Appreciation	$4

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $24.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2019	Year ended October 31, 2018
Distributions to shareholders
Capital Appreciation	$512,927	$536,981
Class K	180,696	224,544
Total	$693,623	$761,525

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2019	Year ended October 31, 2018	Six months ended April 30, 2019	Year ended October 31, 2018
Capital Appreciation
Shares sold	2,354	6,102	$77,918	$228,863
Reinvestment of distributions	15,711	14,676	485,315	509,097
Shares redeemed	(12,744)	(24,927)	(415,716)	(936,400)
Net increase (decrease)	5,321	(4,149)	$147,517	$(198,440)
Class K
Shares sold	2,188	6,551	$70,864	$245,319
Reinvestment of distributions	5,840	6,462	180,696	224,544
Shares redeemed	(9,806)	(23,522)	(317,208)	(881,367)
Net increase (decrease)	(1,778)	(10,509)	$(65,648)	$(411,504)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During Period-B November 1, 2018 to April 30, 2019
Capital Appreciation	.55%
Actual		$1,000.00	$1,088.80	$2.85
Hypothetical-C		$1,000.00	$1,022.07	$2.76
Class K	.46%
Actual		$1,000.00	$1,089.50	$2.38
Hypothetical-C		$1,000.00	$1,022.51	$2.31

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Capital Appreciation Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The fund had a portfolio manager change in October 2018. The Board will continue to monitor closely the fund's performance, taking into account the portfolio manager change.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Capital Appreciation Fund

2018 Total Return % vs. Morningstar Custom Large/Mid Value Blend Growth and S&P 500:

75% beaten
25% beaten
Benchmark
Class K
Retail Class
25.0
20.0
15.0
10.0
5.0
22.1
21.9
17.8
14.4
9.1
1 Year
45.0
40.0
35.0
30.0
25.0
40.2
38.9
33.4
33.0
25.3
3 Year
90.0
80.0
70.0
60.0
88.4
87.7
87.9
87.3
61.4
5 Year

% Beaten

	1 Year	3 Year	5 Year
Retail Class	87%	51%	75%
Class K	88%	53%	77%

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Capital Appreciation Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for the 12-month period ended June 30, 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

CAF-SANN-0619
1.703454.121

Fidelity® Disciplined Equity Fund Semi-Annual Report April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2019

% of fund's net assets
Microsoft Corp.	5.3
Amazon.com, Inc.	4.2
Alphabet, Inc. Class A	3.0
Visa, Inc. Class A	2.7
MasterCard, Inc. Class A	2.2
UnitedHealth Group, Inc.	2.1
JPMorgan Chase & Co.	2.0
Facebook, Inc. Class A	2.0
Apple, Inc.	1.7
Danaher Corp.	1.6
26.8

Top Five Market Sectors as of April 30, 2019

% of fund's net assets
Information Technology	29.4
Health Care	15.7
Industrials	12.2
Financials	11.6
Consumer Discretionary	11.6

Asset Allocation (% of fund's net assets)

As of April 30, 2019*
Stocks	99.6%
Short-Term Investments and Net Other Assets (Liabilities)	0.4%

 * Foreign investments - 3.0%

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (000s)
COMMUNICATION SERVICES - 10.0%
Entertainment - 3.8%
Activision Blizzard, Inc.	187,774	$9,053
Electronic Arts, Inc. (a)	96,155	9,101
Netflix, Inc. (a)	39,200	14,525
The Walt Disney Co.	117,469	16,090
		48,769
Interactive Media & Services - 6.2%
Alphabet, Inc.:
Class A (a)	32,092	38,477
Class C (a)	12,266	14,578
Facebook, Inc. Class A (a)	131,597	25,451
IAC/InterActiveCorp (a)	8,300	1,866
		80,372

TOTAL COMMUNICATION SERVICES		129,141

CONSUMER DISCRETIONARY - 11.6%
Diversified Consumer Services - 0.3%
Service Corp. International	98,800	4,111
Hotels, Restaurants & Leisure - 1.7%
Darden Restaurants, Inc.	48,647	5,721
Domino's Pizza, Inc.	16,500	4,465
Hilton Worldwide Holdings, Inc.	35,700	3,106
Starbucks Corp.	100,900	7,838
		21,130
Internet & Direct Marketing Retail - 5.1%
Amazon.com, Inc. (a)	27,797	53,551
The Booking Holdings, Inc. (a)	6,543	12,137
		65,688
Multiline Retail - 0.5%
Dollar General Corp.	50,800	6,405
Specialty Retail - 2.8%
Best Buy Co., Inc.	57,984	4,315
Home Depot, Inc.	91,411	18,620
Ross Stores, Inc.	62,200	6,074
TJX Companies, Inc.	137,936	7,570
		36,579
Textiles, Apparel & Luxury Goods - 1.2%
NIKE, Inc. Class B	104,700	9,196
PVH Corp.	44,700	5,766
		14,962

TOTAL CONSUMER DISCRETIONARY		148,875

CONSUMER STAPLES - 2.8%
Beverages - 0.5%
Monster Beverage Corp. (a)	113,500	6,765
Food Products - 1.0%
Lamb Weston Holdings, Inc.	77,800	5,450
Mondelez International, Inc.	142,400	7,241
		12,691
Household Products - 0.6%
Procter & Gamble Co.	67,600	7,198
Personal Products - 0.7%
Estee Lauder Companies, Inc. Class A	56,500	9,707

TOTAL CONSUMER STAPLES		36,361

ENERGY - 2.5%
Oil, Gas & Consumable Fuels - 2.5%
Cabot Oil & Gas Corp.	141,200	3,656
ConocoPhillips Co.	142,225	8,977
Devon Energy Corp.	106,000	3,407
EOG Resources, Inc.	51,200	4,918
Hess Corp.	41,800	2,680
HollyFrontier Corp.	46,247	2,207
Occidental Petroleum Corp.	98,600	5,806
		31,651
FINANCIALS - 11.6%
Banks - 6.0%
Bank of America Corp.	655,035	20,031
Citigroup, Inc.	202,411	14,310
Comerica, Inc.	64,645	5,080
Cullen/Frost Bankers, Inc.	51,400	5,227
JPMorgan Chase & Co.	223,700	25,960
M&T Bank Corp.	38,000	6,463
		77,071
Capital Markets - 4.1%
Charles Schwab Corp.	171,600	7,856
CME Group, Inc.	35,753	6,396
Moody's Corp.	74,900	14,727
MSCI, Inc.	68,000	15,326
S&P Global, Inc.	39,500	8,716
		53,021
Consumer Finance - 0.4%
Synchrony Financial	143,000	4,958
Insurance - 1.1%
Aon PLC	36,600	6,593
Chubb Ltd.	54,000	7,841
		14,434

TOTAL FINANCIALS		149,484

HEALTH CARE - 15.7%
Biotechnology - 1.8%
Alexion Pharmaceuticals, Inc. (a)	46,600	6,344
Amgen, Inc.	43,152	7,738
Vertex Pharmaceuticals, Inc. (a)	56,700	9,581
		23,663
Health Care Equipment & Supplies - 7.2%
Abiomed, Inc. (a)	9,700	2,691
Baxter International, Inc.	149,600	11,414
Becton, Dickinson & Co.	26,141	6,293
Boston Scientific Corp. (a)	134,239	4,983
Danaher Corp.	160,400	21,243
Edwards Lifesciences Corp. (a)	34,100	6,004
IDEXX Laboratories, Inc. (a)	36,900	8,561
Intuitive Surgical, Inc. (a)	19,500	9,957
Stryker Corp.	94,400	17,833
Varian Medical Systems, Inc. (a)	27,400	3,731
		92,710
Health Care Providers & Services - 2.7%
Anthem, Inc.	31,762	8,354
UnitedHealth Group, Inc.	115,096	26,825
		35,179
Health Care Technology - 0.3%
Veeva Systems, Inc. Class A (a)	25,500	3,567
Life Sciences Tools & Services - 3.0%
Agilent Technologies, Inc.	111,500	8,753
Bio-Rad Laboratories, Inc. Class A (a)	13,600	4,093
Bruker Corp.	97,100	3,748
Mettler-Toledo International, Inc. (a)	6,800	5,068
Thermo Fisher Scientific, Inc.	45,680	12,674
Waters Corp. (a)	17,200	3,673
		38,009
Pharmaceuticals - 0.7%
Zoetis, Inc. Class A	87,816	8,943

TOTAL HEALTH CARE		202,071

INDUSTRIALS - 12.2%
Aerospace & Defense - 3.2%
Harris Corp.	29,900	5,038
HEICO Corp. Class A	60,900	5,446
Huntington Ingalls Industries, Inc.	30,200	6,722
Lockheed Martin Corp.	5,837	1,946
Northrop Grumman Corp.	26,600	7,712
Raytheon Co.	32,400	5,754
Teledyne Technologies, Inc. (a)	24,100	5,989
The Boeing Co.	6,000	2,266
		40,873
Building Products - 0.7%
A.O. Smith Corp.	121,300	6,377
Lennox International, Inc.	11,000	2,986
		9,363
Commercial Services & Supplies - 1.1%
Cintas Corp.	31,200	6,775
Copart, Inc. (a)	111,800	7,526
		14,301
Electrical Equipment - 1.2%
AMETEK, Inc.	84,254	7,429
Eaton Corp. PLC	37,500	3,106
Fortive Corp.	51,100	4,412
		14,947
Industrial Conglomerates - 1.8%
Honeywell International, Inc.	73,600	12,779
Roper Technologies, Inc.	30,200	10,863
		23,642
Machinery - 1.0%
Allison Transmission Holdings, Inc.	79,180	3,710
IDEX Corp.	37,400	5,859
Parker Hannifin Corp.	20,000	3,622
		13,191
Professional Services - 0.8%
CoStar Group, Inc. (a)	9,700	4,814
IHS Markit Ltd. (a)	84,400	4,833
		9,647
Road & Rail - 2.2%
CSX Corp.	98,600	7,852
Norfolk Southern Corp.	39,803	8,121
Old Dominion Freight Lines, Inc.	8,500	1,269
Union Pacific Corp.	62,794	11,117
		28,359
Trading Companies & Distributors - 0.2%
HD Supply Holdings, Inc. (a)	67,639	3,090

TOTAL INDUSTRIALS		157,413

INFORMATION TECHNOLOGY - 29.4%
Communications Equipment - 1.7%
Arista Networks, Inc. (a)	9,400	2,936
Cisco Systems, Inc.	343,100	19,196
		22,132
Electronic Equipment & Components - 1.1%
Amphenol Corp. Class A	62,500	6,223
CDW Corp.	43,300	4,572
Zebra Technologies Corp. Class A (a)	14,900	3,146
		13,941
IT Services - 10.3%
Accenture PLC Class A	78,196	14,284
Automatic Data Processing, Inc.	53,900	8,861
Global Payments, Inc.	43,800	6,398
Jack Henry & Associates, Inc.	39,700	5,918
MasterCard, Inc. Class A	109,573	27,858
Paychex, Inc.	95,500	8,052
PayPal Holdings, Inc. (a)	104,483	11,783
Square, Inc. (a)	50,900	3,707
Total System Services, Inc.	55,300	5,654
VeriSign, Inc. (a)	25,900	5,114
Visa, Inc. Class A	212,323	34,912
		132,541
Semiconductors & Semiconductor Equipment - 2.9%
Broadcom, Inc.	36,766	11,706
Lam Research Corp.	45,403	9,418
NVIDIA Corp.	71,900	13,014
Xilinx, Inc.	26,500	3,184
		37,322
Software - 11.7%
Adobe, Inc. (a)	65,288	18,885
ANSYS, Inc. (a)	29,400	5,757
Atlassian Corp. PLC (a)	23,100	2,544
Autodesk, Inc. (a)	28,700	5,115
Black Knight, Inc. (a)	52,100	2,939
Cadence Design Systems, Inc. (a)	86,000	5,967
Citrix Systems, Inc.	41,117	4,151
Fortinet, Inc. (a)	33,500	3,130
Guidewire Software, Inc. (a)	26,900	2,865
Intuit, Inc.	82,027	20,594
Microsoft Corp.	519,720	67,869
Salesforce.com, Inc. (a)	71,561	11,833
		151,649
Technology Hardware, Storage & Peripherals - 1.7%
Apple, Inc.	107,892	21,651

TOTAL INFORMATION TECHNOLOGY		379,236

MATERIALS - 1.0%
Chemicals - 1.0%
Air Products & Chemicals, Inc.	25,900	5,330
Sherwin-Williams Co.	15,500	7,050
		12,380
REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.5%
American Tower Corp.	52,700	10,292
Equity Lifestyle Properties, Inc.	29,700	3,466
SBA Communications Corp. Class A (a)	29,400	5,990
		19,748
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	91,800	4,780

TOTAL REAL ESTATE		24,528

UTILITIES - 0.9%
Electric Utilities - 0.7%
FirstEnergy Corp.	57,900	2,434
NextEra Energy, Inc.	36,800	7,155
		9,589
Independent Power and Renewable Electricity Producers - 0.2%
NRG Energy, Inc.	57,281	2,358

TOTAL UTILITIES		11,947

TOTAL COMMON STOCKS
(Cost $1,127,434)		1,283,087

Money Market Funds - 0.4%
Fidelity Cash Central Fund, 2.49% (b)
(Cost $5,252)	5,251,392	5,252
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,132,686)		1,288,339
NET OTHER ASSETS (LIABILITIES) - 0.0%		(74)
NET ASSETS - 100%		$1,288,265

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$72
Fidelity Securities Lending Cash Central Fund	2
Total	$74

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,127,434)	$1,283,087
Fidelity Central Funds (cost $5,252)	5,252
Total Investment in Securities (cost $1,132,686)		$1,288,339
Cash		29
Receivable for fund shares sold		78
Dividends receivable		426
Distributions receivable from Fidelity Central Funds		8
Prepaid expenses		1
Other receivables		647
Total assets		1,289,528
Liabilities
Payable for fund shares redeemed	$709
Accrued management fee	350
Transfer agent fee payable	138
Other affiliated payables	34
Other payables and accrued expenses	32
Total liabilities		1,263
Net Assets		$1,288,265
Net Assets consist of:
Paid in capital		$1,155,966
Total distributable earnings (loss)		132,299
Net Assets		$1,288,265
Net Asset Value and Maximum Offering Price
Disciplined Equity:
Net Asset Value, offering price and redemption price per share ($1,192,750 ÷ 33,088 shares)		$36.05
Class K:
Net Asset Value, offering price and redemption price per share ($95,515 ÷ 2,654 shares)		$35.99

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2019 (Unaudited)
Investment Income
Dividends		$11,023
Income from Fidelity Central Funds		74
Total income		11,097
Expenses
Management fee
Basic fee	$3,304
Performance adjustment	(1,335)
Transfer agent fees	819
Accounting and security lending fees	197
Custodian fees and expenses	9
Independent trustees' fees and expenses	3
Registration fees	26
Audit	33
Legal	4
Interest	2
Miscellaneous	4
Total expenses before reductions	3,066
Expense reductions	(12)
Total expenses after reductions		3,054
Net investment income (loss)		8,043
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(23,037)
Total net realized gain (loss)		(23,037)
Change in net unrealized appreciation (depreciation) on investment securities		104,927
Net gain (loss)		81,890
Net increase (decrease) in net assets resulting from operations		$89,933

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2019 (Unaudited)	Year ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,043	$18,200
Net realized gain (loss)	(23,037)	141,828
Change in net unrealized appreciation (depreciation)	104,927	(123,601)
Net increase (decrease) in net assets resulting from operations	89,933	36,427
Distributions to shareholders	(154,355)	(55,255)
Share transactions - net increase (decrease)	72,576	(77,997)
Total increase (decrease) in net assets	8,154	(96,825)
Net Assets
Beginning of period	1,280,111	1,376,936
End of period	$1,288,265	$1,280,111

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Disciplined Equity Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$38.32	$38.96	$32.26	$34.19	$35.18	$31.30
Income from Investment Operations
Net investment income (loss)A	.22	.52	.47	.42	.35	.41
Net realized and unrealized gain (loss)	2.17	.41	6.72	(.34)B	1.26	4.43
Total from investment operations	2.39	.93	7.19	.08	1.61	4.84
Distributions from net investment income	(.53)	(.45)	(.49)	(.36)	(.38)	(.69)
Distributions from net realized gain	(4.13)	(1.12)	–	(1.65)	(2.22)	(.27)
Total distributions	(4.66)	(1.57)	(.49)	(2.01)	(2.60)	(.96)
Net asset value, end of period	$36.05	$38.32	$38.96	$32.26	$34.19	$35.18
Total ReturnC,D	7.65%	2.37%	22.51%	.16%B	4.66%	15.80%
Ratios to Average Net AssetsE,F
Expenses before reductions	.51%G	.53%	.54%	.68%	.89%	.50%
Expenses net of fee waivers, if any	.51%G	.53%	.54%	.68%	.89%	.50%
Expenses net of all reductions	.51%G	.53%	.54%	.68%	.89%	.50%
Net investment income (loss)	1.30%G	1.32%	1.33%	1.30%	1.02%	1.24%
Supplemental Data
Net assets, end of period (in millions)	$1,193	$1,182	$1,266	$1,150	$1,385	$1,238
Portfolio turnover rateH	188%G	181%	184%	179%	187%	184%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been (.01)%

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Disciplined Equity Fund Class K

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$38.29	$38.93	$32.23	$34.16	$35.15	$31.29
Income from Investment Operations
Net investment income (loss)A	.24	.56	.51	.45	.38	.45
Net realized and unrealized gain (loss)	2.16	.41	6.71	(.34)B	1.27	4.41
Total from investment operations	2.40	.97	7.22	.11	1.65	4.86
Distributions from net investment income	(.57)	(.49)	(.52)	(.39)	(.42)	(.73)
Distributions from net realized gain	(4.13)	(1.12)	–	(1.65)	(2.22)	(.27)
Total distributions	(4.70)	(1.61)	(.52)	(2.04)	(2.64)	(1.00)
Net asset value, end of period	$35.99	$38.29	$38.93	$32.23	$34.16	$35.15
Total ReturnC,D	7.69%	2.48%	22.65%	.26%B	4.78%	15.89%
Ratios to Average Net AssetsE,F
Expenses before reductions	.41%G	.43%	.44%	.57%	.79%	.39%
Expenses net of fee waivers, if any	.41%G	.43%	.44%	.57%	.79%	.39%
Expenses net of all reductions	.41%G	.43%	.44%	.57%	.79%	.39%
Net investment income (loss)	1.40%G	1.41%	1.43%	1.41%	1.12%	1.35%
Supplemental Data
Net assets, end of period (in millions)	$96	$99	$111	$104	$129	$158
Portfolio turnover rateH	188%G	181%	184%	179%	187%	184%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been .09%

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity Disciplined Equity Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Disciplined Equity and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, deferred trustees compensation, market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$166,966
Gross unrealized depreciation	(11,954)
Net unrealized appreciation (depreciation)	$155,012
Tax cost	$1,133,327

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities aggregated $1,157,963 and $1,224,811, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Disciplined Equity as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .32% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Disciplined Equity, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Disciplined Equity	$798.14
Class K	21.05
	$819

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $29 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$8,385	2.64%	$2

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $6 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by an amount less than five hundred dollars.

During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Disciplined Equity	$1

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $5.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2019	Year ended October 31, 2018
Distributions to shareholders
Disciplined Equity	$142,401	$50,719
Class K	11,954	4,536
Total	$154,355	$55,255

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2019	Year ended October 31, 2018	Six months ended April 30, 2019	Year ended October 31, 2018
Disciplined Equity
Shares sold	346	587	$11,697	$23,206
Reinvestment of distributions	4,102	1,230	132,529	47,371
Shares redeemed	(2,192)	(3,491)	(73,831)	(137,996)
Net increase (decrease)	2,256	(1,674)	$70,395	$(67,419)
Class K
Shares sold	91	203	$3,194	$8,020
Reinvestment of distributions	371	118	11,954	4,536
Shares redeemed	(382)	(587)	(12,967)	(23,134)
Net increase (decrease)	80	(266)	$2,181	$(10,578)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During Period-B November 1, 2018 to April 30, 2019
Disciplined Equity	.51%
Actual		$1,000.00	$1,076.50	$2.63
Hypothetical-C		$1,000.00	$1,022.27	$2.56
Class K	.41%
Actual		$1,000.00	$1,076.90	$2.11
Hypothetical-C		$1,000.00	$1,022.76	$2.06

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Disciplined Equity Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Disciplined Equity Fund

The Board considered the fund's underperformance for different time periods based on the June 30, 2018 data presented above and based on earlier periods ended prior to June 30, 2018. The Board noted that the fund's underperformance has continued since the Board approved the management contract in 2017. The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; attribution reports on contributors to the fund's underperformance; and the applicable portfolio manager's explanation of his or her underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance. For a fund with underperformance over longer periods of time, the Board typically monitors the effect of any remedial actions and other relevant factors.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Disciplined Equity Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for the 12-month period ended June 30, 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

FDE-SANN-0619
1.703636.121

Fidelity® Stock Selector Small Cap Fund Semi-Annual Report April 30, 2019 Includes Fidelity and Fidelity Advisor share classes

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2019

% of fund's net assets
Primerica, Inc.	1.2
Americold Realty Trust	1.2
Entegris, Inc.	1.1
Deckers Outdoor Corp.	1.1
Performance Food Group Co.	1.1
BJ's Wholesale Club Holdings, Inc.	1.0
EMCOR Group, Inc.	1.0
Steven Madden Ltd.	1.0
Moog, Inc. Class A	1.0
Semtech Corp.	1.0
10.7

Top Five Market Sectors as of April 30, 2019

% of fund's net assets
Financials	19.3
Information Technology	17.8
Consumer Discretionary	14.9
Health Care	14.4
Industrials	12.9

Asset Allocation (% of fund's net assets)

As of April 30, 2019 *
Stocks and Equity Futures	98.6%
Short-Term Investments and Net Other Assets (Liabilities)	1.4%

 * Foreign investments - 9.8%

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value (000s)
COMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 0.5%
Bandwidth, Inc. (a)	23,200	$1,750
Iridium Communications, Inc. (a)	137,200	3,768
		5,518
Entertainment - 0.2%
Cinemark Holdings, Inc.	58,450	2,458
Interactive Media & Services - 0.7%
CarGurus, Inc. Class A (a)	201,500	8,209
Media - 0.9%
Nexstar Broadcasting Group, Inc. Class A	48,200	5,642
The New York Times Co. Class A	147,350	4,885
		10,527
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	107,200	2,438

TOTAL COMMUNICATION SERVICES		29,150

CONSUMER DISCRETIONARY - 14.9%
Auto Components - 1.3%
Fox Factory Holding Corp. (a)	113,500	8,808
Standard Motor Products, Inc.	86,402	4,318
Stoneridge, Inc. (a)	76,500	2,404
		15,530
Diversified Consumer Services - 0.6%
Laureate Education, Inc. Class A (a)	439,300	6,915
Hotels, Restaurants & Leisure - 3.3%
BJ's Restaurants, Inc.	46,000	2,296
Churchill Downs, Inc.	69,200	6,979
Denny's Corp. (a)	252,000	4,692
Eldorado Resorts, Inc. (a)	85,650	4,229
Planet Fitness, Inc. (a)	74,400	5,632
PlayAGS, Inc. (a)	54,837	1,323
Texas Roadhouse, Inc. Class A	136,800	7,389
Wendy's Co.	160,200	2,981
YETI Holdings, Inc. (b)	95,200	3,397
		38,918
Household Durables - 2.6%
Cavco Industries, Inc. (a)	18,166	2,267
Helen of Troy Ltd. (a)	33,800	4,867
Skyline Champion Corp.	181,896	3,840
Taylor Morrison Home Corp. (a)	178,500	3,456
TopBuild Corp. (a)	131,200	9,345
TRI Pointe Homes, Inc. (a)	541,840	7,071
		30,846
Leisure Products - 0.7%
Acushnet Holdings Corp.	196,000	4,941
Brunswick Corp.	52,498	2,688
		7,629
Multiline Retail - 0.7%
Ollie's Bargain Outlet Holdings, Inc. (a)	84,500	8,082
Specialty Retail - 2.9%
Burlington Stores, Inc. (a)	25,500	4,307
Monro, Inc.	105,000	8,802
Murphy U.S.A., Inc. (a)	93,900	8,026
The Children's Place Retail Stores, Inc.	70,000	7,897
Williams-Sonoma, Inc. (b)	96,200	5,500
		34,532
Textiles, Apparel & Luxury Goods - 2.8%
Carter's, Inc.	27,800	2,944
Deckers Outdoor Corp. (a)	80,500	12,736
Steven Madden Ltd.	328,388	11,937
Wolverine World Wide, Inc.	141,700	5,216
		32,833

TOTAL CONSUMER DISCRETIONARY		175,285

CONSUMER STAPLES - 5.1%
Beverages - 0.2%
Fever-Tree Drinks PLC	67,473	2,766
Food & Staples Retailing - 2.5%
BJ's Wholesale Club Holdings, Inc.	440,400	12,485
Casey's General Stores, Inc.	35,200	4,659
Performance Food Group Co. (a)	308,175	12,620
		29,764
Food Products - 1.7%
Darling International, Inc. (a)	221,200	4,824
Ingredion, Inc.	36,700	3,477
Nomad Foods Ltd. (a)	331,600	6,897
Post Holdings, Inc. (a)	40,100	4,522
		19,720
Household Products - 0.4%
Central Garden & Pet Co. Class A (non-vtg.) (a)	117,700	2,881
Energizer Holdings, Inc.	39,400	1,887
		4,768
Personal Products - 0.3%
Inter Parfums, Inc.	45,700	3,313

TOTAL CONSUMER STAPLES		60,331

ENERGY - 1.5%
Energy Equipment & Services - 0.4%
Liberty Oilfield Services, Inc. Class A (b)	304,918	4,546
Oil, Gas & Consumable Fuels - 1.1%
Delek U.S. Holdings, Inc.	157,100	5,822
PBF Energy, Inc. Class A	59,500	1,998
PDC Energy, Inc. (a)	128,350	5,582
		13,402

TOTAL ENERGY		17,948

FINANCIALS - 19.3%
Banks - 10.6%
Associated Banc-Corp.	221,261	5,020
BancFirst Corp.	172,356	9,721
Banner Corp.	148,629	7,880
City Holding Co.	119,400	9,478
Cullen/Frost Bankers, Inc.	96,400	9,803
CVB Financial Corp.	203,250	4,411
First Bancorp, Puerto Rico	487,000	5,503
First Citizens Bancshares, Inc.	11,100	4,976
First Hawaiian, Inc.	271,346	7,503
First Interstate Bancsystem, Inc.	170,617	7,210
First Merchants Corp.	192,037	7,042
Heartland Financial U.S.A., Inc.	96,311	4,324
Hilltop Holdings, Inc.	222,700	4,683
Independent Bank Corp., Massachusetts	92,842	7,449
Signature Bank	20,300	2,681
Trico Bancshares	250,517	9,998
Trustmark Corp.	69,200	2,488
WesBanco, Inc.	209,500	8,447
Wintrust Financial Corp.	78,100	5,951
		124,568
Capital Markets - 2.5%
Hamilton Lane, Inc. Class A	141,500	6,914
Houlihan Lokey	95,700	4,720
INTL FCStone, Inc. (a)	49,900	2,024
Morningstar, Inc.	39,418	5,655
OM Asset Management Ltd.	223,655	3,279
PJT Partners, Inc.	80,200	3,458
Virtu Financial, Inc. Class A	146,800	3,608
		29,658
Consumer Finance - 1.2%
First Cash Financial Services, Inc.	107,400	10,491
Navient Corp.	230,500	3,114
		13,605
Insurance - 2.8%
Amerisafe, Inc.	61,700	3,654
Employers Holdings, Inc.	101,943	4,375
First American Financial Corp.	192,200	10,967
Primerica, Inc.	107,900	14,055
		33,051
Thrifts & Mortgage Finance - 2.2%
Essent Group Ltd. (a)	230,500	10,937
LendingTree, Inc. (a)	8,400	3,232
NMI Holdings, Inc. (a)	81,300	2,283
WSFS Financial Corp.	216,442	9,346
		25,798

TOTAL FINANCIALS		226,680

HEALTH CARE - 14.4%
Biotechnology - 8.0%
Abeona Therapeutics, Inc. (a)	238,973	1,840
ACADIA Pharmaceuticals, Inc. (a)(b)	230,667	5,548
Acorda Therapeutics, Inc. (a)	177,194	1,852
Agios Pharmaceuticals, Inc. (a)	54,715	3,060
Allakos, Inc. (a)(b)	78,328	3,071
AnaptysBio, Inc. (a)	43,200	3,142
Argenx SE ADR (a)	37,131	4,755
Array BioPharma, Inc. (a)	230,000	5,200
Ascendis Pharma A/S sponsored ADR (a)	40,006	4,456
Atara Biotherapeutics, Inc. (a)	96,100	3,229
Audentes Therapeutics, Inc. (a)	101,500	3,836
bluebird bio, Inc. (a)	22,528	3,195
Blueprint Medicines Corp. (a)	47,354	3,580
Cellectis SA sponsored ADR (a)	96,200	1,899
Crinetics Pharmaceuticals, Inc. (a)	120,850	3,136
FibroGen, Inc. (a)	116,700	5,453
Heron Therapeutics, Inc. (a)	106,900	2,318
Insmed, Inc. (a)	155,965	4,748
Intercept Pharmaceuticals, Inc. (a)	39,803	3,430
Ionis Pharmaceuticals, Inc. (a)	29,528	2,195
Kezar Life Sciences, Inc.	154,400	2,914
La Jolla Pharmaceutical Co. (a)(b)	131,200	1,056
Mirati Therapeutics, Inc. (a)	56,900	3,385
Neurocrine Biosciences, Inc. (a)	53,550	3,868
Principia Biopharma, Inc.	86,900	2,599
Protagonist Therapeutics, Inc. (a)	238,675	2,466
Sage Therapeutics, Inc. (a)	26,300	4,424
Sarepta Therapeutics, Inc. (a)	26,400	3,087
		93,742
Health Care Equipment & Supplies - 2.7%
Glaukos Corp. (a)	36,258	2,615
Hill-Rom Holdings, Inc.	43,000	4,361
Integer Holdings Corp. (a)	77,400	5,348
Integra LifeSciences Holdings Corp. (a)	40,912	2,135
iRhythm Technologies, Inc. (a)	32,200	2,457
Masimo Corp. (a)	55,600	7,236
Merit Medical Systems, Inc. (a)	66,300	3,725
STERIS PLC	29,700	3,890
		31,767
Health Care Providers & Services - 1.1%
Amedisys, Inc. (a)	3,794	485
AMN Healthcare Services, Inc. (a)	42,606	2,218
G1 Therapeutics, Inc. (a)	114,800	2,457
Molina Healthcare, Inc. (a)	48,600	6,300
Wellcare Health Plans, Inc. (a)	4,400	1,137
		12,597
Health Care Technology - 0.6%
Inovalon Holdings, Inc. Class A (a)	229,600	3,106
Veeva Systems, Inc. Class A (a)	29,600	4,140
		7,246
Life Sciences Tools & Services - 0.6%
ICON PLC (a)	54,700	7,471
Pharmaceuticals - 1.4%
MyoKardia, Inc. (a)	79,930	3,835
Nektar Therapeutics (a)	63,000	2,017
Theravance Biopharma, Inc. (a)	132,478	3,160
Turning Point Therapeutics, Inc.	7,700	268
Xeris Pharmaceuticals, Inc.	184,702	1,884
Zogenix, Inc. (a)	117,800	4,593
		15,757

TOTAL HEALTH CARE		168,580

INDUSTRIALS - 12.9%
Aerospace & Defense - 1.8%
Astronics Corp. (a)	111,895	3,731
Moog, Inc. Class A	124,562	11,664
Teledyne Technologies, Inc. (a)	26,051	6,474
		21,869
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	152,048	3,578
Building Products - 2.0%
Allegion PLC	34,405	3,414
Armstrong World Industries, Inc.	57,800	5,010
Continental Building Products, Inc. (a)	124,400	3,191
Gibraltar Industries, Inc. (a)	96,900	3,844
Simpson Manufacturing Co. Ltd.	125,820	8,012
		23,471
Commercial Services & Supplies - 0.9%
Interface, Inc.	186,040	2,984
Tetra Tech, Inc.	54,400	3,521
Tomra Systems ASA	120,344	3,624
		10,129
Construction & Engineering - 2.4%
Comfort Systems U.S.A., Inc.	82,376	4,457
EMCOR Group, Inc.	143,880	12,106
Jacobs Engineering Group, Inc.	51,010	3,976
MasTec, Inc. (a)	104,200	5,278
Valmont Industries, Inc.	22,480	3,031
		28,848
Electrical Equipment - 0.7%
Generac Holdings, Inc. (a)	117,000	6,434
TPI Composites, Inc. (a)	66,100	2,046
		8,480
Industrial Conglomerates - 1.0%
ITT, Inc.	186,940	11,319
Machinery - 1.7%
Luxfer Holdings PLC sponsored	238,800	5,734
Rexnord Corp. (a)	183,100	5,237
SPX Flow, Inc. (a)	174,909	6,286
Standex International Corp.	43,285	2,860
		20,117
Professional Services - 1.1%
CBIZ, Inc. (a)	159,500	3,080
Exponent, Inc.	49,400	2,797
FTI Consulting, Inc. (a)	42,200	3,586
Insperity, Inc.	26,200	3,132
		12,595
Road & Rail - 0.2%
Landstar System, Inc.	20,425	2,226
Trading Companies & Distributors - 0.8%
Kaman Corp.	80,375	4,976
MRC Global, Inc.(a)	234,490	4,064
		9,040

TOTAL INDUSTRIALS		151,672

INFORMATION TECHNOLOGY - 17.8%
Communications Equipment - 0.6%
InterDigital, Inc.	35,089	2,294
Lumentum Holdings, Inc. (a)	71,900	4,456
		6,750
Electronic Equipment & Components - 2.7%
ePlus, Inc. (a)	78,352	7,388
Fabrinet (a)	152,100	9,205
Plexus Corp. (a)	113,800	6,848
TTM Technologies, Inc. (a)	620,084	8,210
		31,651
IT Services - 5.6%
Amdocs Ltd.	64,400	3,547
CACI International, Inc. Class A (a)	19,700	3,840
Endava PLC ADR (a)	133,200	4,405
EPAM Systems, Inc. (a)	56,198	10,080
ExlService Holdings, Inc. (a)	124,933	7,421
Maximus, Inc.	111,900	8,241
Presidio, Inc.	130,200	1,956
Science Applications International Corp.	62,050	4,651
Verra Mobility Corp. (a)	253,800	3,431
Virtusa Corp. (a)	104,100	5,783
Wix.com Ltd. (a)	21,750	2,918
WNS Holdings Ltd. sponsored ADR (a)	173,750	9,930
		66,203
Semiconductors & Semiconductor Equipment - 3.2%
Brooks Automation, Inc.	76,800	2,881
Cabot Microelectronics Corp.	32,700	4,128
Entegris, Inc.	318,200	13,002
Nanometrics, Inc. (a)	215,900	6,432
Semtech Corp. (a)	212,900	11,469
		37,912
Software - 5.7%
Black Knight, Inc. (a)	54,200	3,058
BlackLine, Inc. (a)	43,050	2,199
CommVault Systems, Inc. (a)	118,800	6,249
Everbridge, Inc. (a)	108,100	7,988
Five9, Inc. (a)	180,400	9,574
LivePerson, Inc. (a)	231,700	6,796
Mimecast Ltd. (a)	51,000	2,627
New Relic, Inc. (a)	56,200	5,914
Paycom Software, Inc. (a)	10,250	2,076
Q2 Holdings, Inc. (a)	50,200	3,786
RingCentral, Inc. (a)	63,600	7,401
ShotSpotter, Inc. (a)	34,099	1,797
SPS Commerce, Inc. (a)	37,751	3,916
Varonis Systems, Inc. (a)	51,200	3,643
		67,024

TOTAL INFORMATION TECHNOLOGY		209,540

MATERIALS - 3.2%
Chemicals - 2.2%
Axalta Coating Systems Ltd. (a)	132,600	3,578
Chase Corp.	23,507	2,202
Innospec, Inc.	126,209	10,705
Olin Corp.	184,900	4,010
Orion Engineered Carbons SA	131,300	2,661
Trinseo SA	48,834	2,195
		25,351
Construction Materials - 0.6%
Eagle Materials, Inc.	49,300	4,482
nVent Electric PLC	75,900	2,121
		6,603
Containers & Packaging - 0.2%
Owens-Illinois, Inc.	137,350	2,714
Metals & Mining - 0.2%
Steel Dynamics, Inc.	85,450	2,707

TOTAL MATERIALS		37,375

REAL ESTATE - 5.5%
Equity Real Estate Investment Trusts (REITs) - 5.5%
Agree Realty Corp.	66,700	4,367
Americold Realty Trust	427,750	13,692
Corporate Office Properties Trust (SBI)	169,300	4,720
CubeSmart	96,000	3,063
Equity Lifestyle Properties, Inc.	43,000	5,018
Essential Properties Realty Trust, Inc.	133,900	2,769
Four Corners Property Trust, Inc.	195,706	5,566
Front Yard Residential Corp. Class B	273,800	2,713
Rexford Industrial Realty, Inc.	155,350	5,886
Store Capital Corp.	197,615	6,585
Terreno Realty Corp.	220,000	9,823
		64,202
UTILITIES - 0.8%
Electric Utilities - 0.5%
El Paso Electric Co.	48,560	2,968
Vistra Energy Corp.	96,950	2,642
		5,610
Gas Utilities - 0.3%
Southwest Gas Holdings, Inc.	44,950	3,739

TOTAL UTILITIES		9,349

TOTAL COMMON STOCKS
(Cost $931,939)		1,150,112
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.35% to 2.39% 5/2/19 to 7/25/19 (c)
(Cost $528)	530	528
	Shares	Value (000s)

Money Market Funds - 4.2%
Fidelity Cash Central Fund, 2.49% (d)	32,038,310	$32,045
Fidelity Securities Lending Cash Central Fund 2.49% (d)(e)	17,058,198	17,060
TOTAL MONEY MARKET FUNDS
(Cost $49,104)		49,105
TOTAL INVESTMENT IN SECURITIES - 102.1%
(Cost $981,571)		1,199,745
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(25,241)
NET ASSETS - 100%		$1,174,504

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	107	June 2019	$8,529	$194	$194

The notional amount of futures sold as a percentage of Net Assets is 0.7%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $528,000.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$253
Fidelity Securities Lending Cash Central Fund	89
Total	$342

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$29,150	$29,150	$--	$--
Consumer Discretionary	175,285	175,285	--	--
Consumer Staples	60,331	60,331	--	--
Energy	17,948	17,948	--	--
Financials	226,680	226,680	--	--
Health Care	168,580	168,580	--	--
Industrials	151,672	151,672	--	--
Information Technology	209,540	209,540	--	--
Materials	37,375	37,375	--	--
Real Estate	64,202	64,202	--	--
Utilities	9,349	9,349	--	--
U.S. Government and Government Agency Obligations	528	--	528	--
Money Market Funds	49,105	49,105	--	--
Total Investments in Securities:	$1,199,745	$1,199,217	$528	$--
Derivative Instruments:
Assets
Futures Contracts	$194	$194	$--	$--
Total Assets	$194	$194	$--	$--
Total Derivative Instruments:	$194	$194	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Futures Contracts(a)	$194	$0
Total Equity Risk	194	0
Total Value of Derivatives	$194	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $16,283) — See accompanying schedule: Unaffiliated issuers (cost $932,467)	$1,150,640
Fidelity Central Funds (cost $49,104)	49,105
Total Investment in Securities (cost $981,571)		$1,199,745
Cash		69
Receivable for investments sold		1,894
Receivable for fund shares sold		1,534
Dividends receivable		159
Distributions receivable from Fidelity Central Funds		83
Prepaid expenses		1
Other receivables		18
Total assets		1,203,503
Liabilities
Payable for investments purchased	$7,140
Payable for fund shares redeemed	4,048
Accrued management fee	454
Distribution and service plan fees payable	14
Payable for daily variation margin on futures contracts	57
Other affiliated payables	198
Other payables and accrued expenses	32
Collateral on securities loaned	17,056
Total liabilities		28,999
Net Assets		$1,174,504
Net Assets consist of:
Paid in capital		$950,350
Total distributable earnings (loss)		224,154
Net Assets		$1,174,504
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($31,079 ÷ 1,334.21 shares)		$23.29
Maximum offering price per share (100/94.25 of $23.29)		$24.71
Class M:
Net Asset Value and redemption price per share ($6,708 ÷ 297.85 shares)		$22.52
Maximum offering price per share (100/96.50 of $22.52)		$23.34
Class C:
Net Asset Value and offering price per share ($6,437 ÷ 305.93 shares)(a)		$21.04
Stock Selector Small Cap:
Net Asset Value, offering price and redemption price per share ($1,081,731 ÷ 45,284.26 shares)		$23.89
Class I:
Net Asset Value, offering price and redemption price per share ($40,975 ÷ 1,709.62 shares)		$23.97
Class Z:
Net Asset Value, offering price and redemption price per share ($7,574 ÷ 316.24 shares)		$23.95

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2019 (Unaudited)
Investment Income
Dividends		$5,660
Interest		3
Income from Fidelity Central Funds		342
Total income		6,005
Expenses
Management fee
Basic fee	$3,241
Performance adjustment	(1,019)
Transfer agent fees	977
Distribution and service plan fees	79
Accounting and security lending fees	181
Custodian fees and expenses	22
Independent trustees' fees and expenses	3
Registration fees	90
Audit	29
Legal	5
Miscellaneous	28
Total expenses before reductions	3,636
Expense reductions	(4)
Total expenses after reductions		3,632
Net investment income (loss)		2,373
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,493
Foreign currency transactions	(8)
Futures contracts	(427)
Total net realized gain (loss)		7,058
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	88,563
Fidelity Central Funds	1
Futures contracts	216
Total change in net unrealized appreciation (depreciation)		88,780
Net gain (loss)		95,838
Net increase (decrease) in net assets resulting from operations		$98,211

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2019 (Unaudited)	Year ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,373	$5,870
Net realized gain (loss)	7,058	219,021
Change in net unrealized appreciation (depreciation)	88,780	(182,932)
Net increase (decrease) in net assets resulting from operations	98,211	41,959
Distributions to shareholders	(186,724)	(151,381)
Share transactions - net increase (decrease)	147,631	(351,977)
Redemption fees	–	10
Total increase (decrease) in net assets	59,118	(461,389)
Net Assets
Beginning of period	1,115,386	1,576,775
End of period	$1,174,504	$1,115,386

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Stock Selector Small Cap Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$25.94	$28.16	$23.48	$24.48	$25.76	$25.32
Income from Investment Operations
Net investment income (loss)A	.02	.04B	–C	.05	.06	.01
Net realized and unrealized gain (loss)	1.76	.43	5.05	.52	.96	1.68
Total from investment operations	1.78	.47	5.05	.57	1.02	1.69
Distributions from net investment income	(.01)	(.03)	(.07)	(.05)	(.03)	–
Distributions from net realized gain	(4.42)	(2.65)	(.30)	(1.52)	(2.27)	(1.25)
Total distributions	(4.43)	(2.69)D	(.37)	(1.57)	(2.30)	(1.25)
Redemption fees added to paid in capitalA	–	–C	–C	–C	–C	–C
Net asset value, end of period	$23.29	$25.94	$28.16	$23.48	$24.48	$25.76
Total ReturnE,F,G	9.07%	1.73%	21.62%	2.30%	4.19%	6.83%
Ratios to Average Net AssetsH,I
Expenses before reductions	.94%J	.97%	1.05%	1.16%	1.01%	.99%
Expenses net of fee waivers, if any	.94%J	.97%	1.04%	1.16%	1.01%	.99%
Expenses net of all reductions	.94%J	.95%	1.04%	1.15%	1.00%	.99%
Net investment income (loss)	.15%J	.14%B	.02%	.22%	.24%	.06%
Supplemental Data
Net assets, end of period (in millions)	$31	$23	$14	$12	$11	$10
Portfolio turnover rateK	42%J	68%	62%	57%	48%	73%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .04%.

 C Amount represents less than $.005 per share.

 D Total distributions of $2.69 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $2.651 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Stock Selector Small Cap Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$25.21	$27.49	$22.95	$24.00	$25.30	$24.97
Income from Investment Operations
Net investment income (loss)A	(.02)	(.06)B	(.08)	(.03)	(.03)	(.07)
Net realized and unrealized gain (loss)	1.70	.43	4.92	.50	.97	1.65
Total from investment operations	1.68	.37	4.84	.47	.94	1.58
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(4.37)	(2.65)	(.30)	(1.52)	(2.24)	(1.25)
Total distributions	(4.37)	(2.65)	(.30)	(1.52)	(2.24)	(1.25)
Redemption fees added to paid in capitalA	–	–C	–C	–C	–C	–C
Net asset value, end of period	$22.52	$25.21	$27.49	$22.95	$24.00	$25.30
Total ReturnD,E,F	8.88%	1.40%	21.20%	1.89%	3.90%	6.46%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.26%I	1.33%	1.39%	1.51%	1.35%	1.32%
Expenses net of fee waivers, if any	1.26%I	1.33%	1.39%	1.51%	1.35%	1.32%
Expenses net of all reductions	1.26%I	1.32%	1.39%	1.50%	1.34%	1.31%
Net investment income (loss)	(.17)%I	(.22)%B	(.33)%	(.13)%	(.10)%	(.27)%
Supplemental Data
Net assets, end of period (in millions)	$7	$5	$3	$3	$3	$3
Portfolio turnover rateJ	42%I	68%	62%	57%	48%	73%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.32) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Stock Selector Small Cap Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$23.79	$26.20	$21.99	$23.16	$24.49	$24.32
Income from Investment Operations
Net investment income (loss)A	(.07)	(.17)B	(.20)	(.13)	(.14)	(.18)
Net realized and unrealized gain (loss)	1.58	.41	4.71	.48	.93	1.60
Total from investment operations	1.51	.24	4.51	.35	.79	1.42
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(4.26)	(2.65)	(.30)	(1.52)	(2.12)	(1.25)
Total distributions	(4.26)	(2.65)	(.30)	(1.52)	(2.12)	(1.25)
Redemption fees added to paid in capitalA	–	–C	–C	–C	–C	–C
Net asset value, end of period	$21.04	$23.79	$26.20	$21.99	$23.16	$24.49
Total ReturnD,E,F	8.63%	.94%	20.62%	1.41%	3.36%	5.95%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.78%I	1.79%	1.87%	1.98%	1.84%	1.79%
Expenses net of fee waivers, if any	1.78%I	1.79%	1.87%	1.98%	1.84%	1.79%
Expenses net of all reductions	1.78%I	1.78%	1.86%	1.97%	1.83%	1.79%
Net investment income (loss)	(.69)%I	(.68)%B	(.81)%	(.60)%	(.59)%	(.74)%
Supplemental Data
Net assets, end of period (in millions)	$6	$6	$5	$3	$4	$4
Portfolio turnover rateJ	42%I	68%	62%	57%	48%	73%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.78) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Stock Selector Small Cap Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$26.50	$28.71	$23.91	$24.89	$26.15	$25.64
Income from Investment Operations
Net investment income (loss)A	.05	.12B	.08	.11	.12	.08
Net realized and unrealized gain (loss)	1.81	.43	5.15	.54	.98	1.70
Total from investment operations	1.86	.55	5.23	.65	1.10	1.78
Distributions from net investment income	(.06)	(.11)	(.12)	(.11)	(.09)	(.01)C
Distributions from net realized gain	(4.42)	(2.65)	(.30)	(1.52)	(2.27)	(1.26)C
Total distributions	(4.47)D	(2.76)	(.43)E	(1.63)	(2.36)	(1.27)
Redemption fees added to paid in capitalA	–	–F	–F	–F	–F	–F
Net asset value, end of period	$23.89	$26.50	$28.71	$23.91	$24.89	$26.15
Total ReturnG,H	9.24%	2.04%	22.00%	2.57%	4.46%	7.08%
Ratios to Average Net AssetsI,J
Expenses before reductions	.64%K	.68%	.75%	.89%	.77%	.73%
Expenses net of fee waivers, if any	.64%K	.68%	.75%	.89%	.77%	.73%
Expenses net of all reductions	.64%K	.67%	.74%	.88%	.76%	.72%
Net investment income (loss)	.45%K	.43%B	.31%	.49%	.48%	.32%
Supplemental Data
Net assets, end of period (in millions)	$1,082	$1,035	$1,511	$1,359	$1,372	$1,406
Portfolio turnover rateL	42%K	68%	62%	57%	48%	73%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .33%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $4.47 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $4.418 per share.

 E Total distributions of $.43 per share is comprised of distributions from net investment income of $.123 and distributions from net realized gain of $.303 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Stock Selector Small Cap Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$26.57	$28.78	$23.97	$24.96	$26.21	$25.69
Income from Investment Operations
Net investment income (loss)A	.05	.12B	.08	.12	.13	.09
Net realized and unrealized gain (loss)	1.83	.43	5.15	.53	.99	1.70
Total from investment operations	1.88	.55	5.23	.65	1.12	1.79
Distributions from net investment income	(.06)	(.11)	(.12)	(.12)	(.10)	(.01)C
Distributions from net realized gain	(4.42)	(2.65)	(.30)	(1.52)	(2.27)	(1.26)C
Total distributions	(4.48)	(2.76)	(.42)	(1.64)	(2.37)	(1.27)
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D	–D
Net asset value, end of period	$23.97	$26.57	$28.78	$23.97	$24.96	$26.21
Total ReturnE,F	9.27%	2.02%	21.97%	2.55%	4.52%	7.11%
Ratios to Average Net AssetsG,H
Expenses before reductions	.64%I	.69%	.75%	.87%	.74%	.70%
Expenses net of fee waivers, if any	.64%I	.69%	.75%	.87%	.73%	.70%
Expenses net of all reductions	.64%I	.68%	.75%	.87%	.73%	.70%
Net investment income (loss)	.45%I	.42%B	.31%	.50%	.51%	.35%
Supplemental Data
Net assets, end of period (in millions)	$41	$40	$43	$43	$46	$51
Portfolio turnover rateJ	42%I	68%	62%	57%	48%	73%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .31%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Stock Selector Small Cap Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$26.59	$28.81	$26.36
Income from Investment Operations
Net investment income (loss)B	.07	.16C	.07
Net realized and unrealized gain (loss)	1.81	.43	2.38
Total from investment operations	1.88	.59	2.45
Distributions from net investment income	(.10)	(.16)	–
Distributions from net realized gain	(4.42)	(2.65)	–
Total distributions	(4.52)	(2.81)	–
Redemption fees added to paid in capitalB	–	–D	–D
Net asset value, end of period	$23.95	$26.59	$28.81
Total ReturnE,F	9.31%	2.17%	9.29%
Ratios to Average Net AssetsG,H
Expenses before reductions	.51%I	.55%	.62%I
Expenses net of fee waivers, if any	.51%I	.55%	.61%I
Expenses net of all reductions	.51%I	.54%	.61%I
Net investment income (loss)	.58%I	.56%C	.34%I
Supplemental Data
Net assets, end of period (in millions)	$8	$6	$1
Portfolio turnover rateJ	42%I	68%	62%

 A For the period February 1, 2017 (commencement of sale of shares) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .46%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity Stock Selector Small Cap Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Stock Selector Small Cap, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of [[business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, market discount, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$259,299
Gross unrealized depreciation	(42,187)
Net unrealized appreciation (depreciation)	$217,112
Tax cost	$982,827

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $229,719 and $271,756, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Stock Selector Small Cap as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .40% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$32	$3
Class M	.25%	.25%	14	–(a)
Class C	.75%	.25%	33	8
			$79	$11

 (a) In the amount of less than five-hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$14
Class M	2
Class C(a)	1
$17

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$29.23
Class M	8.30
Class C	10.31
Stock Selector Small Cap	893.18
Class I	35.18
Class Z	2.05
	$977

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $12 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $222. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $89, including $1 from securities loaned to FCM.

9. Expense Reductions.

During the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $4.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2019	Year ended October 31, 2018
Distributions to shareholders
Class A	$3,980	$1,345
Class M	863	291
Class C	1,165	453
Stock Selector Small Cap	172,948	145,099
Class I	6,723	4,133
Class Z	1,045	60
Total	$186,724	$151,381

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2019	Year ended October 31, 2018	Six months ended April 30, 2019	Year ended October 31, 2018
Class A
Shares sold	409	397	$9,001	$11,141
Reinvestment of distributions	192	52	3,957	1,339
Shares redeemed	(148)	(67)	(3,226)	(1,821)
Net increase (decrease)	453	382	$9,732	$10,659
Class M
Shares sold	103	91	$2,169	$2,508
Reinvestment of distributions	42	11	829	281
Shares redeemed	(34)	(30)	(673)	(799)
Net increase (decrease)	111	72	$2,325	$1,990
Class C
Shares sold	108	129	$2,128	$3,346
Reinvestment of distributions	62	19	1,157	447
Shares redeemed	(136)	(51)	(2,707)	(1,291)
Net increase (decrease)	34	97	$578	$2,502
Stock Selector Small Cap
Shares sold	3,708	22,058	$84,244	$600,957
Reinvestment of distributions	7,937	5,410	167,624	141,745
Shares redeemed	(5,429)	(41,044)	(122,595)	(1,115,801)
Net increase (decrease)	6,216	(13,576)	$129,273	$(373,099)
Class I
Shares sold	195	842	$4,268	$24,053
Reinvestment of distributions	316	157	6,703	4,120
Shares redeemed	(306)	(990)	(7,032)	(28,242)
Net increase (decrease)	205	9	$3,939	$(69)
Class Z
Shares sold	116	219	$2,500	$6,401
Reinvestment of distributions	17	2	352	51
Shares redeemed	(47)	(14)	(1,068)	(412)
Net increase (decrease)	86	207	$1,784	$6,040

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During Period-B November 1, 2018 to April 30, 2019
Class A	.94%
Actual		$1,000.00	$1,090.70	$4.87
Hypothetical-C		$1,000.00	$1,020.13	$4.71
Class M	1.26%
Actual		$1,000.00	$1,088.80	$6.53
Hypothetical-C		$1,000.00	$1,018.55	$6.31
Class C	1.78%
Actual		$1,000.00	$1,086.30	$9.21
Hypothetical-C		$1,000.00	$1,015.97	$8.90
Stock Selector Small Cap	.64%
Actual		$1,000.00	$1,092.40	$3.32
Hypothetical-C		$1,000.00	$1,021.62	$3.21
Class I	.64%
Actual		$1,000.00	$1,092.70	$3.32
Hypothetical-C		$1,000.00	$1,021.62	$3.21
Class Z	.51%
Actual		$1,000.00	$1,093.10	$2.65
Hypothetical-C		$1,000.00	$1,022.27	$2.56

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Stock Selector Small Cap Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The fund had portfolio manager changes in May 2016, June 2018, July 2018, and September 2018. The Board will continue to monitor closely the fund's performance, taking into account the portfolio manager changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Stock Selector Small Cap Fund

2018 Total Return % vs. Morningstar Small Blend and Russell 2000:

75% beaten
25% beaten
Benchmark
Class I
Class C
18.00
16.00
14.00
12.00
10.00
17.57
17.15
15.80
17.06
11.44
40.0
35.0
30.0
25.0
36.6
36.4
29.4
25.5
25.1
80.0
75.0
70.0
65.0
60.0
55.0
79.9
79.6
69.6
60.5
58.8
1 Year
3 Year
5 Year

% Beaten

	1 Year	3 Year	5 Year
Retail Class	73%	38%	45%
Class A	68%	34%	39%
Class C	59%	23%	24%
Class I	74%	38%	45%
Class M	64%	29%	32%
Class Z	75%	-	-

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Stock Selector Small Cap Fund

The Board noted that the comparisons for 2015 and later reflect a revised Total Mapped Group that no longer includes funds with micro-cap objectives and that FMR believes this Total Mapped Group is a more appropriate comparison because the fund does not have a micro-cap objective.

Historical Management Fees (BP) vs. Competitive Medians (BP):

Stock Sel Small Cap
Stock Sel Small Cap incl Perf. Fee
Total Mapped Group Median (TMG)
Asset-Sized Peer Group Median (ASPG)
95
93
90
90
89
82
81
83
83
80
60
60
60
44
60
52
60
62
59
49
2013
2014
2015
2016
2018

	2013	2014	2015	2016	2018
TMG %	5%	5%	7%	6%	6%
Funds	417	437	401	396	389
ASPG Quartile	1st	1st	1st	1st	1st

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class C, Class I, Class Z, and the retail class ranked below the competitive median for the 12-month period ended June 30, 2018, and the total expense ratio of Class M ranked above the competitive median for the 12-month period ended June 30, 2018. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived to retirement plans and intermediary wrap programs where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans and wrap programs. The Board noted that, when compared with competitor funds that charge a 0.50% 12b-1 fee, the total expense ratio of Class M is below median. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

SCS-SANN-0619
1.538515.121

Fidelity® Focused Stock Fund Semi-Annual Report April 30, 2019

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Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2019

% of fund's net assets
Microsoft Corp.	5.5
PayPal Holdings, Inc.	5.5
MasterCard, Inc. Class A	5.1
Adobe, Inc.	5.1
Bank of America Corp.	4.8
Visa, Inc. Class A	4.7
Moody's Corp.	4.4
Amazon.com, Inc.	4.3
Estee Lauder Companies, Inc. Class A	4.3
Union Pacific Corp.	4.2
47.9

Top Five Market Sectors as of April 30, 2019

% of fund's net assets
Information Technology	41.4
Financials	17.3
Consumer Discretionary	11.0
Industrials	8.2
Health Care	7.1

Asset Allocation (% of fund's net assets)

As of April 30, 2019*
Stocks	99.8%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

 * Foreign investments - 5.4%

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
COMMUNICATION SERVICES - 4.2%
Interactive Media & Services - 4.2%
Alphabet, Inc. Class A (a)	91,600	$109,824,736
Twitter, Inc. (a)	265,000	10,576,150
		120,400,886
CONSUMER DISCRETIONARY - 11.0%
Internet & Direct Marketing Retail - 4.3%
Amazon.com, Inc. (a)	65,300	125,801,756
Specialty Retail - 6.7%
AutoZone, Inc. (a)	74,000	76,094,940
Five Below, Inc. (a)	149,000	21,812,110
Ulta Beauty, Inc. (a)	271,000	94,573,580
		192,480,630

TOTAL CONSUMER DISCRETIONARY		318,282,386

CONSUMER STAPLES - 4.3%
Personal Products - 4.3%
Estee Lauder Companies, Inc. Class A	729,000	125,249,490
FINANCIALS - 17.3%
Banks - 4.8%
Bank of America Corp.	4,493,000	137,395,940
Capital Markets - 12.5%
Moody's Corp.	650,000	127,803,000
MSCI, Inc.	510,000	114,943,800
S&P Global, Inc.	542,294	119,662,594
		362,409,394

TOTAL FINANCIALS		499,805,334

HEALTH CARE - 7.1%
Biotechnology - 2.7%
Alexion Pharmaceuticals, Inc. (a)	574,000	78,138,620
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	573,000	45,587,880
Health Care Providers & Services - 2.5%
Humana, Inc.	36,400	9,296,924
UnitedHealth Group, Inc.	271,000	63,161,970
		72,458,894
Pharmaceuticals - 0.3%
AstraZeneca PLC sponsored ADR	193,000	7,268,380

TOTAL HEALTH CARE		203,453,774

INDUSTRIALS - 8.2%
Road & Rail - 8.2%
Norfolk Southern Corp.	565,000	115,271,300
Union Pacific Corp.	683,000	120,918,320
		236,189,620
INFORMATION TECHNOLOGY - 41.4%
Communications Equipment - 2.3%
Cisco Systems, Inc.	1,167,000	65,293,650
Electronic Equipment & Components - 1.1%
Zebra Technologies Corp. Class A (a)	150,000	31,671,000
IT Services - 20.3%
Accenture PLC Class A	372,000	67,953,240
MasterCard, Inc. Class A	581,700	147,891,408
PayPal Holdings, Inc. (a)	1,398,000	157,652,460
Shopify, Inc. (a)(b)	76,300	18,581,339
Square, Inc. (a)	791,100	57,607,902
Visa, Inc. Class A	834,000	137,134,620
		586,820,969
Semiconductors & Semiconductor Equipment - 5.1%
NVIDIA Corp.	275,000	49,775,000
NXP Semiconductors NV	562,000	59,358,440
Qualcomm, Inc.	451,000	38,844,630
		147,978,070
Software - 12.6%
Adobe, Inc. (a)	507,112	146,682,146
Microsoft Corp.	1,221,000	159,462,600
Salesforce.com, Inc. (a)	350,000	57,872,500
		364,017,246

TOTAL INFORMATION TECHNOLOGY		1,195,780,935

REAL ESTATE - 5.8%
Equity Real Estate Investment Trusts (REITs) - 5.8%
American Tower Corp.	499,000	97,454,700
Crown Castle International Corp.	264,000	33,205,920
Prologis, Inc.	469,000	35,958,230
		166,618,850
UTILITIES - 0.5%
Electric Utilities - 0.5%
NextEra Energy, Inc.	74,000	14,388,560
TOTAL COMMON STOCKS
(Cost $2,204,580,116)		2,880,169,835

Money Market Funds - 0.4%
Fidelity Cash Central Fund, 2.49% (c)	11,451,507	11,453,797
Fidelity Securities Lending Cash Central Fund 2.49% (c)(d)	714,479	714,550
TOTAL MONEY MARKET FUNDS
(Cost $12,167,662)		12,168,347
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $2,216,747,778)		2,892,338,182
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(4,768,144)
NET ASSETS - 100%		$2,887,570,038

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$838,549
Fidelity Securities Lending Cash Central Fund	40,141
Total	$878,690

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $754,943) — See accompanying schedule: Unaffiliated issuers (cost $2,204,580,116)	$2,880,169,835
Fidelity Central Funds (cost $12,167,662)	12,168,347
Total Investment in Securities (cost $2,216,747,778)		$2,892,338,182
Receivable for investments sold		11,375,466
Receivable for fund shares sold		3,184,035
Dividends receivable		839,859
Distributions receivable from Fidelity Central Funds		58,218
Prepaid expenses		991
Other receivables		89,944
Total assets		2,907,886,695
Liabilities
Payable for investments purchased	$11,788,087
Payable for fund shares redeemed	5,739,896
Accrued management fee	1,576,705
Other affiliated payables	463,686
Other payables and accrued expenses	33,733
Collateral on securities loaned	714,550
Total liabilities		20,316,657
Net Assets		$2,887,570,038
Net Assets consist of:
Paid in capital		$2,154,172,937
Total distributable earnings (loss)		733,397,101
Net Assets, for 114,167,146 shares outstanding		$2,887,570,038
Net Asset Value, offering price and redemption price per share ($2,887,570,038 ÷ 114,167,146 shares)		$25.29

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2019 (Unaudited)
Investment Income
Dividends		$12,807,683
Income from Fidelity Central Funds		878,690
Total income		13,686,373
Expenses
Management fee
Basic fee	$6,804,933
Performance adjustment	1,844,275
Transfer agent fees	2,224,084
Accounting and security lending fees	376,007
Custodian fees and expenses	23,341
Independent trustees' fees and expenses	6,721
Registration fees	80,592
Audit	31,429
Legal	7,497
Miscellaneous	6,865
Total expenses before reductions	11,405,744
Expense reductions	(109,822)
Total expenses after reductions		11,295,922
Net investment income (loss)		2,390,451
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	61,457,485
Fidelity Central Funds	(713)
Foreign currency transactions	16,155
Total net realized gain (loss)		61,472,927
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	297,902,148
Fidelity Central Funds	685
Assets and liabilities in foreign currencies	(1,099)
Total change in net unrealized appreciation (depreciation)		297,901,734
Net gain (loss)		359,374,661
Net increase (decrease) in net assets resulting from operations		$361,765,112

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2019 (Unaudited)	Year ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,390,451	$1,431,762
Net realized gain (loss)	61,472,927	321,407,359
Change in net unrealized appreciation (depreciation)	297,901,734	(85,711,564)
Net increase (decrease) in net assets resulting from operations	361,765,112	237,127,557
Distributions to shareholders	(294,260,663)	(104,368,754)
Share transactions
Proceeds from sales of shares	615,103,793	620,156,191
Reinvestment of distributions	281,328,969	99,419,534
Cost of shares redeemed	(338,467,155)	(308,013,762)
Net increase (decrease) in net assets resulting from share transactions	557,965,607	411,561,963
Total increase (decrease) in net assets	625,470,056	544,320,766
Net Assets
Beginning of period	2,262,099,982	1,717,779,216
End of period	$2,887,570,038	$2,262,099,982
Other Information
Shares
Sold	26,316,272	24,445,946
Issued in reinvestment of distributions	12,994,409	4,408,849
Redeemed	(14,784,981)	(12,373,746)
Net increase (decrease)	24,525,700	16,481,049

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Focused Stock Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$25.23	$23.48	$18.63	$19.08	$20.74	$19.60
Income from Investment Operations
Net investment income (loss)A	.02	.02	.13	.09	.04	(.01)
Net realized and unrealized gain (loss)	3.11	3.17	4.92	.52	.24	2.28
Total from investment operations	3.13	3.19	5.05	.61	.28	2.27
Distributions from net investment income	(.03)	(.09)B	(.10)	(.05)	(.02)	–
Distributions from net realized gain	(3.04)	(1.35)B	(.10)	(1.02)	(1.92)	(1.13)
Total distributions	(3.07)	(1.44)	(.20)	(1.06)C	(1.94)	(1.13)
Net asset value, end of period	$25.29	$25.23	$23.48	$18.63	$19.08	$20.74
Total ReturnD,E	14.46%	14.30%	27.37%	3.31%	1.33%	12.14%
Ratios to Average Net AssetsF,G
Expenses before reductions	.90%H	.82%	.57%	.62%	.73%	.78%
Expenses net of fee waivers, if any	.90%H	.82%	.57%	.62%	.72%	.78%
Expenses net of all reductions	.89%H	.81%	.57%	.62%	.72%	.78%
Net investment income (loss)	.19%H	.07%	.63%	.50%	.18%	(.04)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,887,570	$2,262,100	$1,717,779	$1,602,487	$1,896,753	$1,848,723
Portfolio turnover rateI	166%H	138%	121%	141%	189%J	223%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $1.06 per share is comprised of distributions from net investment income of $.045 and distributions from net realized gain of $1.017 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2019

1. Organization.

Fidelity Focused Stock Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, net operating losses and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$679,069,232
Gross unrealized depreciation	(5,746,379)
Net unrealized appreciation (depreciation)	$673,322,853
Tax cost	$2,219,015,329

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,396,928,682 and $2,064,205,308, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .68% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $32,137 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,503 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $40,141. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $98,728 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,897.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $9,197.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During Period-B November 1, 2018 to April 30, 2019
Actual	.90%	$1,000.00	$1,144.60	$4.79
Hypothetical-C		$1,000.00	$1,020.33	$4.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Focused Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Focused Stock Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Focused Stock Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for the 12-month period ended June 30, 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

TQG-SANN-0619
1.703563.121

Fidelity® Value Fund Semi-Annual Report April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2019

% of fund's net assets
Sempra Energy	1.7
Vistra Energy Corp.	1.4
Equinix, Inc.	1.2
Conagra Brands, Inc.	1.1
AECOM	1.1
HD Supply Holdings, Inc.	1.1
Evergy, Inc.	1.0
Tyson Foods, Inc. Class A	1.0
American Airlines Group, Inc.	0.9
FirstEnergy Corp.	0.9
11.4

Top Five Market Sectors as of April 30, 2019

% of fund's net assets
Industrials	16.3
Financials	14.0
Consumer Discretionary	11.8
Materials	10.9
Real Estate	8.8

Asset Allocation (% of fund's net assets)

As of April 30, 2019*
Stocks	98.7%
Short-Term Investments and Net Other Assets (Liabilities)	1.3%

 * Foreign investments - 19.2%

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (000s)
COMMUNICATION SERVICES - 2.9%
Media - 2.9%
Discovery Communications, Inc. Class A (a)(b)	1,050,400	$32,457
DISH Network Corp. Class A (a)	1,050,100	36,880
GCI Liberty, Inc. (a)	770,600	45,943
Liberty Global PLC Class C (a)	1,446,600	37,829
Nexstar Broadcasting Group, Inc. Class A	467,100	54,674
		207,783
CONSUMER DISCRETIONARY - 11.8%
Auto Components - 0.8%
American Axle & Manufacturing Holdings, Inc. (a)	2,093,000	30,872
BorgWarner, Inc.	667,500	27,881
		58,753
Distributors - 0.6%
LKQ Corp. (a)	1,440,300	43,353
Hotels, Restaurants & Leisure - 2.5%
Eldorado Resorts, Inc. (a)	1,014,865	50,104
Hilton Grand Vacations, Inc. (a)	377,100	12,082
International Game Technology PLC (b)	1,175,300	17,195
The Stars Group, Inc. (a)	1,960,000	37,024
U.S. Foods Holding Corp. (a)	1,359,000	49,671
Wyndham Hotels & Resorts, Inc.	293,500	16,354
		182,430
Household Durables - 2.1%
D.R. Horton, Inc.	1,057,300	46,849
Mohawk Industries, Inc. (a)	244,800	33,354
Tempur Sealy International, Inc. (a)	646,600	39,701
Whirlpool Corp.	202,800	28,153
		148,057
Internet & Direct Marketing Retail - 1.2%
eBay, Inc.	1,050,264	40,698
Liberty Interactive Corp. QVC Group Series A (a)	2,496,400	42,564
		83,262
Leisure Products - 0.9%
Brunswick Corp.	567,400	29,057
Mattel, Inc. (a)(b)	2,223,400	27,103
Vista Outdoor, Inc. (a)	1,075,300	9,280
		65,440
Multiline Retail - 0.7%
Dollar Tree, Inc. (a)	472,800	52,613
Specialty Retail - 1.7%
L Brands, Inc.	529,100	13,566
Lithia Motors, Inc. Class A (sub. vtg.)	199,100	22,602
Lowe's Companies, Inc.	363,900	41,172
Michaels Companies, Inc. (a)	2,836,700	31,885
Sally Beauty Holdings, Inc. (a)	637,300	11,280
		120,505
Textiles, Apparel & Luxury Goods - 1.3%
Capri Holdings Ltd. (a)	946,600	41,726
PVH Corp.	224,700	28,984
Tapestry, Inc.	717,300	23,147
		93,857

TOTAL CONSUMER DISCRETIONARY		848,270

CONSUMER STAPLES - 4.9%
Food Products - 3.5%
Bunge Ltd.	523,400	27,431
Conagra Brands, Inc.	2,722,300	83,792
Darling International, Inc. (a)	2,127,500	46,401
Nomad Foods Ltd. (a)	1,301,917	27,080
Tyson Foods, Inc. Class A	934,500	70,097
		254,801
Household Products - 0.7%
Spectrum Brands Holdings, Inc.	760,600	46,830
Personal Products - 0.2%
Coty, Inc. Class A	1,244,154	13,462
Tobacco - 0.5%
Altria Group, Inc.	700,400	38,053

TOTAL CONSUMER STAPLES		353,146

ENERGY - 7.6%
Energy Equipment & Services - 0.6%
Baker Hughes, a GE Co. Class A	1,678,271	40,312
Ensco PLC Class A	222,225	3,104
		43,416
Oil, Gas & Consumable Fuels - 7.0%
Cabot Oil & Gas Corp.	436,600	11,304
Cenovus Energy, Inc. (Canada)	4,917,100	48,742
Cheniere Energy, Inc. (a)	933,500	60,071
CNX Resources Corp. (a)	2,770,800	24,826
Concho Resources, Inc.	140,100	16,165
Devon Energy Corp.	791,800	25,448
Diamondback Energy, Inc.	145,760	15,507
Encana Corp.	1,150,546	7,973
Encana Corp. (Toronto)	4,399,169	30,473
Enterprise Products Partners LP	527,300	15,097
Golar LNG Ltd.	1,249,748	24,420
Hess Corp.	576,200	36,946
Magnolia Oil & Gas Corp. Class A (a)	1,083,100	14,275
Marathon Petroleum Corp.	220,099	13,397
Noble Energy, Inc.	1,889,300	51,124
Teekay LNG Partners LP	2,112,880	31,249
Teekay Offshore Partners LP	11,287,527	16,593
Valero Energy Corp.	517,600	46,926
WPX Energy, Inc. (a)	1,148,300	15,950
		506,486

TOTAL ENERGY		549,902

FINANCIALS - 14.0%
Banks - 2.8%
First Citizens Bancshares, Inc.	58,892	26,398
PNC Financial Services Group, Inc.	322,200	44,119
Signature Bank	286,000	37,772
U.S. Bancorp	892,415	47,584
Wells Fargo & Co.	921,328	44,601
		200,474
Capital Markets - 5.2%
Ameriprise Financial, Inc.	417,600	61,291
Apollo Global Management LLC Class A	1,686,232	55,123
Ares Management Corp.	1,872,400	45,780
Donnelley Financial Solutions, Inc. (a)	1,626,479	24,901
E*TRADE Financial Corp.	642,300	32,539
Invesco Ltd.	1,319,200	28,983
Lazard Ltd. Class A	756,500	29,413
LPL Financial	459,400	34,037
The Blackstone Group LP	1,062,704	41,934
Tullett Prebon PLC	5,875,501	21,545
		375,546
Consumer Finance - 2.6%
Capital One Financial Corp.	523,591	48,605
OneMain Holdings, Inc.	1,266,438	43,021
SLM Corp.	4,023,000	40,874
Synchrony Financial	1,534,900	53,215
		185,715
Diversified Financial Services - 0.2%
ECN Capital Corp.	5,087,700	16,292
Insurance - 3.2%
AMBAC Financial Group, Inc. (a)	2,040,459	38,157
American International Group, Inc.	980,400	46,638
Chubb Ltd.	348,948	50,667
FNF Group	955,500	38,172
Sul America SA unit	1,945,800	15,483
The Travelers Companies, Inc.	258,300	37,131
		226,248

TOTAL FINANCIALS		1,004,275

HEALTH CARE - 7.7%
Biotechnology - 0.8%
Alexion Pharmaceuticals, Inc. (a)	301,200	41,002
Celgene Corp. (a)	166,700	15,780
		56,782
Health Care Equipment & Supplies - 0.6%
Dentsply Sirona, Inc.	85,200	4,356
Hill-Rom Holdings, Inc.	50,600	5,132
Hologic, Inc. (a)	137,800	6,391
Teleflex, Inc.	22,620	6,473
The Cooper Companies, Inc.	22,900	6,639
Zimmer Biomet Holdings, Inc.	113,646	13,997
		42,988
Health Care Providers & Services - 2.8%
AmerisourceBergen Corp.	484,300	36,206
Cardinal Health, Inc.	140,300	6,834
Centene Corp. (a)	85,200	4,393
Cigna Corp.	244,700	38,868
CVS Health Corp.	526,800	28,647
DaVita HealthCare Partners, Inc. (a)	12,400	685
Henry Schein, Inc. (a)	56,600	3,626
Humana, Inc.	69,500	17,751
Laboratory Corp. of America Holdings (a)	49,300	7,884
MEDNAX, Inc. (a)	491,100	13,736
Premier, Inc. (a)	845,200	28,086
Quest Diagnostics, Inc.	70,300	6,776
Universal Health Services, Inc. Class B	41,392	5,251
Wellcare Health Plans, Inc. (a)	24,200	6,252
		204,995
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	187,500	14,719
Bio-Rad Laboratories, Inc. Class A (a)	24,800	7,463
IQVIA Holdings, Inc. (a)	60,900	8,459
PerkinElmer, Inc.	59,700	5,722
QIAGEN NV (a)	88,000	3,428
		39,791
Pharmaceuticals - 2.9%
Allergan PLC	283,000	41,601
Amneal Pharmaceuticals, Inc. (a)(b)	2,484,700	31,978
Bayer AG	461,800	30,735
Jazz Pharmaceuticals PLC (a)	399,167	51,800
Mylan NV (a)	241,300	6,513
Perrigo Co. PLC	50,900	2,439
The Medicines Company (a)(b)	1,430,001	45,689
		210,755

TOTAL HEALTH CARE		555,311

INDUSTRIALS - 16.3%
Aerospace & Defense - 1.7%
Bombardier, Inc. Class B (sub. vtg.) (a)	9,552,800	16,329
General Dynamics Corp.	162,800	29,096
Huntington Ingalls Industries, Inc.	183,200	40,777
United Technologies Corp.	248,000	35,367
		121,569
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	133,700	14,202
Airlines - 1.9%
Air Canada (a)	1,291,600	31,005
American Airlines Group, Inc.	1,965,017	67,164
JetBlue Airways Corp. (a)	2,121,899	39,361
		137,530
Building Products - 1.3%
Allegion PLC	96,100	9,536
Jeld-Wen Holding, Inc. (a)	665,600	13,146
Masco Corp.	1,077,500	42,087
Owens Corning	588,700	30,183
		94,952
Commercial Services & Supplies - 1.2%
KAR Auction Services, Inc.	608,300	34,357
The Brink's Co.	640,100	51,163
		85,520
Construction & Engineering - 2.1%
AECOM (a)	2,345,923	79,527
Arcadis NV (b)	766,232	14,464
Arcadis NV rights (a)	822,632	434
Jacobs Engineering Group, Inc.	101,300	7,895
Williams Scotsman Corp. (a)	3,496,800	47,102
		149,422
Electrical Equipment - 0.6%
Regal Beloit Corp.	322,400	27,430
Sensata Technologies, Inc. PLC (a)	300,606	15,012
		42,442
Industrial Conglomerates - 0.2%
General Electric Co.	1,503,700	15,293
Machinery - 0.8%
Allison Transmission Holdings, Inc.	159,129	7,457
SPX Corp. (a)	669,600	24,440
Welbilt, Inc. (a)	1,532,828	25,797
		57,694
Marine - 0.2%
A.P. Moller - Maersk A/S Series B	10,210	13,162
Professional Services - 0.8%
Manpower, Inc.	431,600	41,451
Nielsen Holdings PLC	572,600	14,618
		56,069
Road & Rail - 1.4%
CSX Corp.	108,632	8,650
Knight-Swift Transportation Holdings, Inc. Class A	1,357,300	45,266
Norfolk Southern Corp.	59,187	12,075
Ryder System, Inc.	559,900	35,274
		101,265
Trading Companies & Distributors - 3.5%
AerCap Holdings NV (a)	801,896	39,806
Ashtead Group PLC	1,599,031	44,247
Fortress Transportation & Infrastructure Investors LLC	2,266,438	36,830
HD Supply Holdings, Inc. (a)	1,664,774	76,064
MRC Global, Inc. (a)	841,109	14,576
Univar, Inc. (a)	1,850,200	41,315
		252,838
Transportation Infrastructure - 0.4%
Macquarie Infrastructure Co. LLC	810,400	32,829

TOTAL INDUSTRIALS		1,174,787

INFORMATION TECHNOLOGY - 8.3%
Communications Equipment - 0.5%
CommScope Holding Co., Inc. (a)	1,557,500	38,595
Electronic Equipment & Components - 1.3%
Avnet, Inc.	790,300	38,416
Flextronics International Ltd. (a)	3,074,800	33,946
Jabil, Inc.	599,400	18,108
		90,470
IT Services - 3.6%
Amdocs Ltd.	1,005,555	55,386
Cognizant Technology Solutions Corp. Class A	640,300	46,716
Conduent, Inc. (a)	2,500,000	32,075
DXC Technology Co.	813,400	53,473
Leidos Holdings, Inc.	743,649	54,643
Unisys Corp. (a)(b)	1,605,919	18,002
		260,295
Semiconductors & Semiconductor Equipment - 1.9%
Marvell Technology Group Ltd.	2,165,800	54,188
Micron Technology, Inc. (a)	731,200	30,754
NXP Semiconductors NV	493,700	52,145
		137,087
Software - 1.0%
Micro Focus International PLC	1,678,114	42,404
Totvs SA	2,625,200	29,826
		72,230

TOTAL INFORMATION TECHNOLOGY		598,677

MATERIALS - 10.9%
Chemicals - 7.7%
Axalta Coating Systems Ltd. (a)	1,951,746	52,658
Celanese Corp. Class A	144,800	15,622
CF Industries Holdings, Inc.	808,500	36,205
Dow, Inc. (a)	55,466	3,147
DowDuPont, Inc.	891,506	34,278
Element Solutions, Inc. (a)	2,686,200	29,172
FMC Corp.	717,000	56,686
LyondellBasell Industries NV Class A	483,180	42,631
Nutrien Ltd.	773,880	41,972
Olin Corp.	2,803,700	60,812
Orion Engineered Carbons SA	1,263,390	25,609
The Chemours Co. LLC	1,386,300	49,921
The Mosaic Co.	840,200	21,938
Tronox Holdings PLC	2,543,574	35,966
Westlake Chemical Corp.	660,200	46,049
		552,666
Construction Materials - 0.8%
Eagle Materials, Inc.	307,500	27,955
Summit Materials, Inc. (a)	1,640,800	28,747
		56,702
Containers & Packaging - 1.5%
Avery Dennison Corp.	98,156	10,861
Ball Corp.	252,700	15,147
Crown Holdings, Inc. (a)	710,700	41,313
Graphic Packaging Holding Co.	2,838,300	39,396
		106,717
Metals & Mining - 0.9%
Alcoa Corp. (a)	253,100	6,753
Antofagasta PLC	462,600	5,477
Barrick Gold Corp.	522,706	6,649
Constellium NV (a)	4,113,800	38,423
Livent Corp.	184,966	1,994
Steel Dynamics, Inc.	327,965	10,390
		69,686

TOTAL MATERIALS		785,771

REAL ESTATE - 8.8%
Equity Real Estate Investment Trusts (REITs) - 6.7%
American Tower Corp.	232,604	45,428
Colony Capital, Inc.	1,862,308	9,572
Corporate Office Properties Trust (SBI)	1,528,599	42,617
CubeSmart	1,794,500	57,262
Douglas Emmett, Inc.	1,271,200	52,361
Equinix, Inc.	186,300	84,711
Equity Lifestyle Properties, Inc.	441,161	51,483
National Retail Properties, Inc.	778,488	40,964
Outfront Media, Inc.	1,677,800	39,982
Taubman Centers, Inc.	607,900	29,969
Urban Edge Properties	1,557,000	28,913
		483,262
Real Estate Management & Development - 2.1%
CBRE Group, Inc. (a)	984,392	51,257
Cushman & Wakefield PLC	2,328,400	45,730
Howard Hughes Corp.(a)	502,200	55,744
		152,731

TOTAL REAL ESTATE		635,993

UTILITIES - 5.5%
Electric Utilities - 3.8%
Evergy, Inc.	1,288,700	74,513
Exelon Corp.	775,400	39,507
FirstEnergy Corp.	1,474,514	61,974
Vistra Energy Corp.	3,570,600	97,299
		273,293
Multi-Utilities - 1.7%
Sempra Energy	960,897	122,946

TOTAL UTILITIES		396,239

TOTAL COMMON STOCKS
(Cost $6,504,823)		7,110,154
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.36% to 2.43% 5/2/19 to 7/5/19
(Cost $2,553)	2,560	2,553
	Shares	Value (000s)

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 2.49% (c)	41,426,043	$41,434
Fidelity Securities Lending Cash Central Fund 2.49% (c)(d)	124,461,297	124,474
TOTAL MONEY MARKET FUNDS
(Cost $165,906)		165,908
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $6,673,282)		7,278,615
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(73,886)
NET ASSETS - 100%		$7,204,729

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$906
Fidelity Securities Lending Cash Central Fund	121
Total	$1,027

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$207,783	$207,783	$--	$--
Consumer Discretionary	848,270	848,270	--	--
Consumer Staples	353,146	353,146	--	--
Energy	549,902	549,902	--	--
Financials	1,004,275	1,004,275	--	--
Health Care	555,311	555,311	--	--
Industrials	1,174,787	1,161,625	13,162	--
Information Technology	598,677	598,677	--	--
Materials	785,771	785,771	--	--
Real Estate	635,993	635,993	--	--
Utilities	396,239	396,239	--	--
U.S. Government and Government Agency Obligations	2,553	--	2,553	--
Money Market Funds	165,908	165,908	--	--
Total Investments in Securities:	$7,278,615	$7,262,900	$15,715	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	80.8%
United Kingdom	3.8%
Canada	3.2%
Bermuda	3.0%
Netherlands	2.6%
Ireland	1.4%
British Virgin Islands	1.0%
Others (Individually Less Than 1%)	4.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $119,071) — See accompanying schedule: Unaffiliated issuers (cost $6,507,376)	$7,112,707
Fidelity Central Funds (cost $165,906)	165,908
Total Investment in Securities (cost $6,673,282)		$7,278,615
Cash		28
Receivable for investments sold		105,858
Receivable for fund shares sold		945
Dividends receivable		14,369
Distributions receivable from Fidelity Central Funds		201
Prepaid expenses		4
Other receivables		1,109
Total assets		7,401,129
Liabilities
Payable for investments purchased	$61,405
Payable for fund shares redeemed	6,260
Accrued management fee	2,786
Payable for daily variation margin on futures contracts	17
Other affiliated payables	866
Other payables and accrued expenses	599
Collateral on securities loaned	124,467
Total liabilities		196,400
Net Assets		$7,204,729
Net Assets consist of:
Paid in capital		$6,685,174
Total distributable earnings (loss)		519,555
Net Assets		$7,204,729
Net Asset Value and Maximum Offering Price
Value:
Net Asset Value, offering price and redemption price per share ($6,390,630 ÷ 602,905 shares)		$10.60
Class K:
Net Asset Value, offering price and redemption price per share ($814,099 ÷ 76,721 shares)		$10.61

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2019 (Unaudited)
Investment Income
Dividends		$68,846
Interest		35
Income from Fidelity Central Funds		1,027
Total income		69,908
Expenses
Management fee
Basic fee	$18,469
Performance adjustment	(5,039)
Transfer agent fees	4,525
Accounting and security lending fees	592
Custodian fees and expenses	82
Independent trustees' fees and expenses	19
Registration fees	54
Audit	49
Legal	15
Interest	4
Miscellaneous	25
Total expenses before reductions	18,795
Expense reductions	(213)
Total expenses after reductions		18,582
Net investment income (loss)		51,326
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(62,463)
Fidelity Central Funds	(1)
Foreign currency transactions	45
Futures contracts	(45)
Total net realized gain (loss)		(62,464)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	636,891
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	17
Total change in net unrealized appreciation (depreciation)		636,909
Net gain (loss)		574,445
Net increase (decrease) in net assets resulting from operations		$625,771

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2019 (Unaudited)	Year ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$51,326	$103,610
Net realized gain (loss)	(62,464)	848,990
Change in net unrealized appreciation (depreciation)	636,909	(1,212,733)
Net increase (decrease) in net assets resulting from operations	625,771	(260,133)
Distributions to shareholders	(879,656)	(401,193)
Share transactions - net increase (decrease)	434,501	(731,672)
Total increase (decrease) in net assets	180,616	(1,392,998)
Net Assets
Beginning of period	7,024,113	8,417,111
End of period	$7,204,729	$7,024,113

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Value Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018 A	2017 A	2016 A	2015 A	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.15	$12.19	$10.30	$11.07	$11.30	$9.95
Income from Investment Operations
Net investment income (loss)B	.07	.15	.18C	.17	.12	.10
Net realized and unrealized gain (loss)	.79	(.62)	1.85	.11	(.10)D	1.35
Total from investment operations	.86	(.47)	2.03	.28	.02	1.45
Distributions from net investment income	(.12)	(.17)	(.14)	(.12)	(.09)	(.08)
Distributions from net realized gain	(1.29)	(.41)	–E	(.93)	(.16)	(.02)
Total distributions	(1.41)	(.57)F	(.14)	(1.05)	(.25)	(.10)
Net asset value, end of period	$10.60	$11.15	$12.19	$10.30	$11.07	$11.30
Total ReturnG,H	9.41%	(4.14)%	19.86%	2.85%	.12%D	14.68%
Ratios to Average Net AssetsI,J
Expenses before reductions	.56%K	.58%	.58%	.62%	.79%	.73%
Expenses net of fee waivers, if any	.56%K	.58%	.58%	.62%	.79%	.73%
Expenses net of all reductions	.55%K	.56%	.57%	.61%	.78%	.73%
Net investment income (loss)	1.49%K	1.25%	1.51%C	1.71%	1.02%	.95%
Supplemental Data
Net assets, end of period (in millions)	$6,391	$6,181	$7,344	$6,741	$7,437	$8,024
Portfolio turnover rateL	74%K	100%	73%	72%	80%	81%

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on May 11, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.23%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been .01%

 E Amount represents less than $.005 per share.

 F Total distributions of $.57 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $.409 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Value Fund Class K

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018 A	2017 A	2016 A	2015 A	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.16	$12.21	$10.32	$11.09	$11.32	$9.97
Income from Investment Operations
Net investment income (loss)B	.08	.16	.19C	.18	.13	.12
Net realized and unrealized gain (loss)	.80	(.62)	1.85	.11	(.10)D	1.35
Total from investment operations	.88	(.46)	2.04	.29	.03	1.47
Distributions from net investment income	(.13)	(.18)	(.15)	(.13)	(.10)	(.10)
Distributions from net realized gain	(1.29)	(.41)	–E	(.93)	(.16)	(.02)
Total distributions	(1.43)F	(.59)	(.15)	(1.06)	(.26)	(.12)
Net asset value, end of period	$10.61	$11.16	$12.21	$10.32	$11.09	$11.32
Total ReturnG,H	9.53%	(4.11)%	19.98%	2.96%	.24%D	14.81%
Ratios to Average Net AssetsI,J
Expenses before reductions	.46%K	.48%	.48%	.50%	.68%	.62%
Expenses net of fee waivers, if any	.46%K	.48%	.48%	.50%	.68%	.62%
Expenses net of all reductions	.46%K	.46%	.48%	.49%	.67%	.61%
Net investment income (loss)	1.58%K	1.34%	1.61%C	1.82%	1.13%	1.07%
Supplemental Data
Net assets, end of period (in millions)	$814	$844	$1,073	$922	$1,404	$1,499
Portfolio turnover rateL	74%K	100%	73%	72%	80%	81%

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on May 11, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.33%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been .01%

 E Amount represents less than $.005 per share.

 F Total distributions of $1.43 per share is comprised of distributions from net investment income of $.132 and distributions from net realized gain of $1.293 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity Value Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Value and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $512 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,034,627
Gross unrealized depreciation	(466,884)
Net unrealized appreciation (depreciation)	$567,743
Tax cost	$6,710,872

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,520,867 and $2,980,975, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Value as compared to its benchmark index, the Russell Midcap Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .39% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Value, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Value	$4,343.14
Class K	182.05
	$4,525

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .02%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $121 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$27,045	2.44%	$4

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $121. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $185 for the period. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Value	$3

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $25.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2019	Year ended October 31, 2018
Distributions to shareholders
Value	$774,997	$341,788
Class K	104,659	59,405
Total	$879,656	$401,193

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2019	Year ended October 31, 2018(a)	Six months ended April 30, 2019	Year ended October 31, 2018
Value
Shares sold	20,205	16,805	$188,558	$201,914
Reinvestment of distributions	77,071	26,848	722,157	319,599
Shares redeemed	(48,803)	(91,551)	(482,325)	(1,103,877)
Net increase (decrease)	48,473	(47,898)	$428,390	$(582,364)
Class K
Shares sold	4,636	26,637	$46,464	$323,494
Reinvestment of distributions	11,170	4,987	104,659	59,405
Shares redeemed	(14,644)	(43,915)	(145,012)	(532,207)
Net increase (decrease)	1,162	(12,291)	$6,111	$(149,308)

 (a) Share activity prior to May 11, 2018 has been adjusted to reflect the impact of the 10 for 1 share split that occurred on that date.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During Period-B November 1, 2018 to April 30, 2019
Value	.56%
Actual		$1,000.00	$1,094.10	$2.91
Hypothetical-C		$1,000.00	$1,022.02	$2.81
Class K	.46%
Actual		$1,000.00	$1,095.30	$2.39
Hypothetical-C		$1,000.00	$1,022.51	$2.31

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The fund had portfolio manager changes in April 2018 and June 2018. The Board will continue to monitor closely the fund's performance, taking into account the portfolio manager changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Value Fund

The Board considered the fund's underperformance for different time periods based on the June 30, 2018 data presented above and based on earlier periods ended prior to June 30, 2018. The Board noted that the fund is a team-managed fund. The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of the managers of individual investment sleeves; broader trends in the market that may adversely impact a fund's performance or the performance of individual investment sleeves; attribution reports on contributors to the fund's underperformance or the underperformance of individual investment sleeves; and the applicable portfolio manager's explanation of his or her underperformance. The Board also discusses the fund's investment management team including the team's leadership and managers of individual investment sleeves. The Board engages with FMR on steps that might be taken to address a fund's underperformance.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Value Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for the 12-month period ended June 30, 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

VAL-SANN-0619
1.703562.121

Fidelity Flex℠ Funds Fidelity Flex℠ Small Cap Fund Semi-Annual Report April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2019

% of fund's net assets
Moog, Inc. Class A	1.5
Computer Services, Inc.	1.4
BJ's Wholesale Club Holdings, Inc.	1.4
Gray Television, Inc.	1.3
First Citizens Bancshares, Inc.	1.4
Morningstar, Inc.	1.3
Corporate Office Properties Trust (SBI)	1.2
Primerica, Inc.	1.2
Popular, Inc.	1.2
Nomad Foods Ltd.	1.1
13.0

Top Five Market Sectors as of April 30, 2019

% of fund's net assets
Financials	19.5
Information Technology	16.4
Industrials	14.1
Health Care	12.4
Consumer Discretionary	10.7

Asset Allocation (% of fund's net assets)

As of April 30, 2019*
Stocks and Equity Futures	95.7%
Convertible Securities	0.4%
Short-Term Investments and Net Other Assets (Liabilities)	3.9%

 * Foreign investments - 11.3%

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value
COMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 0.8%
Iridium Communications, Inc. (a)	2,388	$65,574
Entertainment - 0.5%
World Wrestling Entertainment, Inc. Class A	510	42,764
Interactive Media & Services - 0.9%
ANGI Homeservices, Inc. Class A (a)	893	15,520
CarGurus, Inc. Class A (a)	1,614	65,754
		81,274
Media - 2.3%
Gray Television, Inc. (a)	5,061	118,579
Nexstar Broadcasting Group, Inc. Class A	447	52,321
Tegna, Inc.	516	8,215
The New York Times Co. Class A	719	23,835
		202,950
Wireless Telecommunication Services - 0.4%
Boingo Wireless, Inc. (a)	756	17,191
Shenandoah Telecommunications Co.	428	17,689
		34,880

TOTAL COMMUNICATION SERVICES		427,442

CONSUMER DISCRETIONARY - 10.7%
Auto Components - 1.0%
Standard Motor Products, Inc.	1,699	84,899
Diversified Consumer Services - 2.5%
Arco Platform Ltd. Class A	1,413	45,400
Bright Horizons Family Solutions, Inc. (a)	177	22,683
Grand Canyon Education, Inc. (a)	667	77,299
Laureate Education, Inc. Class A (a)	1,954	30,756
ServiceMaster Global Holdings, Inc. (a)	767	37,606
		213,744
Hotels, Restaurants & Leisure - 1.0%
Eldorado Resorts, Inc. (a)	244	12,046
Planet Fitness, Inc. (a)	540	40,878
Wyndham Destinations, Inc.	862	37,549
		90,473
Household Durables - 1.6%
Beazer Homes U.S.A., Inc. (a)	2,097	27,869
Helen of Troy Ltd. (a)	211	30,384
Skyline Champion Corp.	1,301	27,464
Taylor Morrison Home Corp. (a)	2,668	51,652
Turtle Beach Corp. (a)	589	6,031
		143,400
Internet & Direct Marketing Retail - 0.8%
Etsy, Inc. (a)	801	54,100
Gaia, Inc. Class A (a)	1,266	13,394
		67,494
Leisure Products - 0.2%
OneSpaWorld Holdings Ltd. (a)	1,492	20,261
Multiline Retail - 0.2%
Ollie's Bargain Outlet Holdings, Inc. (a)	177	16,928
Specialty Retail - 2.7%
Aaron's, Inc. Class A	1,532	85,317
Five Below, Inc. (a)	279	40,843
Sally Beauty Holdings, Inc. (a)	3,078	54,481
The Children's Place Retail Stores, Inc.	385	43,436
Urban Outfitters, Inc. (a)	350	10,406
		234,483
Textiles, Apparel & Luxury Goods - 0.7%
Columbia Sportswear Co.	79	7,898
Deckers Outdoor Corp. (a)	142	22,466
G-III Apparel Group Ltd. (a)	653	28,177
		58,541

TOTAL CONSUMER DISCRETIONARY		930,223

CONSUMER STAPLES - 4.0%
Food & Staples Retailing - 1.9%
BJ's Wholesale Club Holdings, Inc.	4,249	120,459
Performance Food Group Co. (a)	1,008	41,278
		161,737
Food Products - 1.7%
Darling International, Inc. (a)	567	12,366
Freshpet, Inc. (a)	259	11,567
Nomad Foods Ltd. (a)	4,746	98,717
Post Holdings, Inc. (a)	262	29,548
		152,198
Household Products - 0.2%
Central Garden & Pet Co. (a)	438	11,817
Central Garden & Pet Co. Class A (non-vtg.) (a)	350	8,568
		20,385
Tobacco - 0.2%
Universal Corp.	321	17,289

TOTAL CONSUMER STAPLES		351,609

ENERGY - 2.1%
Energy Equipment & Services - 0.8%
Oil States International, Inc. (a)	1,615	31,202
ShawCor Ltd. Class A	2,601	38,597
		69,799
Oil, Gas & Consumable Fuels - 1.3%
Berry Petroleum Corp.	1,615	18,346
Kosmos Energy Ltd.	1,412	9,446
PDC Energy, Inc. (a)	308	13,395
Renewable Energy Group, Inc. (a)	369	8,900
Viper Energy Partners LP	1,596	53,658
Whiting Petroleum Corp. (a)	364	9,970
		113,715

TOTAL ENERGY		183,514

FINANCIALS - 19.5%
Banks - 8.9%
Associated Banc-Corp.	1,000	22,690
BOK Financial Corp.	416	36,250
Cadence Bancorp Class A	3,124	71,071
Cullen/Frost Bankers, Inc.	109	11,084
CVB Financial Corp.	2,197	47,675
First Citizens Bancshares, Inc.	264	118,338
Heartland Financial U.S.A., Inc.	1,164	52,264
Hilltop Holdings, Inc.	2,199	46,245
PacWest Bancorp	583	23,058
Popular, Inc.	1,789	103,243
Trico Bancshares	2,124	84,769
Umpqua Holdings Corp.	3,093	53,694
United Community Bank, Inc.	2,529	71,014
Wintrust Financial Corp.	450	34,290
		775,685
Capital Markets - 4.0%
Apollo Global Management LLC Class A	483	15,789
Donnelley Financial Solutions, Inc. (a)	4,336	66,384
Hamilton Lane, Inc. Class A	249	12,166
Lazard Ltd. Class A	816	31,726
LPL Financial	1,186	87,871
Morningstar, Inc.	794	113,899
OM Asset Management Ltd.	1,557	22,826
		350,661
Consumer Finance - 0.5%
First Cash Financial Services, Inc.	466	45,519
Diversified Financial Services - 0.3%
ECN Capital Corp.	7,895	25,281
Insurance - 4.0%
Argo Group International Holdings, Ltd.	364	28,417
Axis Capital Holdings Ltd.	835	47,470
eHealth, Inc. (a)	204	12,391
Enstar Group Ltd. (a)	340	60,268
First American Financial Corp.	1,724	98,371
Primerica, Inc.	798	103,971
		350,888
Thrifts & Mortgage Finance - 1.8%
Essent Group Ltd. (a)	634	30,083
LendingTree, Inc. (a)	115	44,254
WSFS Financial Corp.	1,883	81,308
		155,645

TOTAL FINANCIALS		1,703,679

HEALTH CARE - 12.4%
Biotechnology - 4.9%
Abeona Therapeutics, Inc. (a)	803	6,183
Acceleron Pharma, Inc. (a)	483	19,673
Acorda Therapeutics, Inc. (a)	332	3,469
Aduro Biotech, Inc. (a)	755	3,088
Alder Biopharmaceuticals, Inc. (a)	1,091	14,827
Allakos, Inc. (a)	209	8,195
AnaptysBio, Inc. (a)	235	17,089
Arena Pharmaceuticals, Inc. (a)	283	12,947
Argenx SE ADR (a)	213	27,279
Array BioPharma, Inc. (a)	1,679	37,962
Ascendis Pharma A/S sponsored ADR (a)	440	49,007
Atara Biotherapeutics, Inc. (a)	434	14,582
Audentes Therapeutics, Inc. (a)	364	13,756
Blueprint Medicines Corp. (a)	340	25,707
Crinetics Pharmaceuticals, Inc. (a)	177	4,593
FibroGen, Inc. (a)	548	25,608
Five Prime Therapeutics, Inc. (a)	273	3,025
Global Blood Therapeutics, Inc. (a)	514	28,476
Gritstone Oncology, Inc.	667	7,010
Heron Therapeutics, Inc. (a)	620	13,442
Immunomedics, Inc. (a)	787	12,608
Kezar Life Sciences, Inc.	100	1,887
Mirati Therapeutics, Inc. (a)	231	13,742
Morphosys AG (a)	119	11,799
Sarepta Therapeutics, Inc. (a)	231	27,013
Savara, Inc. (a)	334	3,567
Spark Therapeutics, Inc. (a)	188	20,058
		426,592
Health Care Equipment & Supplies - 3.6%
Axonics Modulation Technologies, Inc. (a)	588	11,878
Cerus Corp. (a)	583	3,574
CONMED Corp.	262	20,968
Glaukos Corp. (a)	258	18,610
Hill-Rom Holdings, Inc.	332	33,671
Insulet Corp. (a)	454	39,158
Integer Holdings Corp. (a)	847	58,519
Integra LifeSciences Holdings Corp. (a)	237	12,369
iRhythm Technologies, Inc. (a)	216	16,483
Masimo Corp. (a)	359	46,724
Merit Medical Systems, Inc. (a)	430	24,157
Novocure Ltd. (a)	345	15,204
Quanterix Corp. (a)	505	11,474
		312,789
Health Care Providers & Services - 1.4%
Chemed Corp.	74	24,182
G1 Therapeutics, Inc. (a)	359	7,683
LHC Group, Inc. (a)	288	32,000
Molina Healthcare, Inc. (a)	427	55,352
		119,217
Health Care Technology - 0.7%
Cegedim SA (a)	144	4,191
HMS Holdings Corp. (a)	1,046	31,830
Inovalon Holdings, Inc. Class A (a)	1,958	26,492
		62,513
Life Sciences Tools & Services - 0.4%
ICON PLC (a)	278	37,969
Pharmaceuticals - 1.4%
GW Pharmaceuticals PLC ADR (a)	41	6,942
Horizon Pharma PLC (a)	803	20,501
InflaRx NV (a)	334	15,394
Prestige Brands Holdings, Inc. (a)	696	20,476
The Medicines Company (a)	379	12,109
Theravance Biopharma, Inc. (a)	454	10,828
Turning Point Therapeutics, Inc.	640	22,272
Xeris Pharmaceuticals, Inc.	243	2,479
Zogenix, Inc. (a)	272	10,605
		121,606

TOTAL HEALTH CARE		1,080,686

INDUSTRIALS - 14.1%
Aerospace & Defense - 2.2%
HEICO Corp. Class A	324	28,975
Moog, Inc. Class A	1,409	131,940
Teledyne Technologies, Inc. (a)	116	28,827
		189,742
Air Freight & Logistics - 0.5%
Echo Global Logistics, Inc. (a)	1,012	23,215
Forward Air Corp.	249	15,767
		38,982
Airlines - 0.4%
SkyWest, Inc.	239	14,720
Spirit Airlines, Inc. (a)	378	20,556
		35,276
Building Products - 0.2%
GMS, Inc. (a)	1,205	21,232
Commercial Services & Supplies - 1.0%
Copart, Inc. (a)	508	34,199
Knoll, Inc.	2,338	51,062
		85,261
Construction & Engineering - 1.7%
Argan, Inc.	634	30,318
Jacobs Engineering Group, Inc.	605	47,154
MasTec, Inc. (a)	1,424	72,126
		149,598
Electrical Equipment - 1.1%
Generac Holdings, Inc. (a)	557	30,629
Regal Beloit Corp.	764	65,001
		95,630
Industrial Conglomerates - 0.4%
ITT, Inc.	533	32,273
Machinery - 2.6%
AGCO Corp.	1,016	71,912
Allison Transmission Holdings, Inc.	615	28,819
Apergy Corp. (a)	892	35,403
Luxfer Holdings PLC sponsored	2,038	48,932
Toro Co.	283	20,701
Woodward, Inc.	231	25,156
		230,923
Marine - 0.1%
SITC International Holdings Co. Ltd.	11,179	11,870
Professional Services - 2.5%
Asgn, Inc. (a)	412	25,972
CBIZ, Inc. (a)	4,970	95,971
Exponent, Inc.	519	29,386
FTI Consulting, Inc. (a)	340	28,893
Insperity, Inc.	292	34,912
		215,134
Road & Rail - 0.7%
Genesee & Wyoming, Inc. Class A (a)	723	64,094
Trading Companies & Distributors - 0.7%
Applied Industrial Technologies, Inc.	297	17,802
Titan Machinery, Inc. (a)	2,622	45,098
		62,900

TOTAL INDUSTRIALS		1,232,915

INFORMATION TECHNOLOGY - 16.0%
Electronic Equipment & Components - 3.3%
Fabrinet (a)	462	27,960
SYNNEX Corp.	906	97,739
Tech Data Corp. (a)	494	52,665
TTM Technologies, Inc. (a)	5,159	68,305
Zebra Technologies Corp. Class A (a)	210	44,339
		291,008
IT Services - 5.9%
Booz Allen Hamilton Holding Corp. Class A	251	14,882
Computer Services, Inc.	1,870	122,018
Elastic NV	276	23,612
EPAM Systems, Inc. (a)	112	20,088
Euronet Worldwide, Inc. (a)	191	28,629
EVERTEC, Inc.	1,002	31,373
EVO Payments, Inc. Class A	281	8,349
GoDaddy, Inc. (a)	273	22,250
Interxion Holding N.V. (a)	204	14,115
MongoDB, Inc. Class A (a)	130	18,320
Okta, Inc. (a)	181	18,829
Presidio, Inc.	4,892	73,478
Verra Mobility Corp. (a)	6,483	87,650
WEX, Inc. (a)	142	29,863
		513,456
Semiconductors & Semiconductor Equipment - 0.7%
Entegris, Inc.	1,406	57,449
Software - 6.1%
2U, Inc. (a)	482	29,161
Black Knight, Inc. (a)	447	25,220
Cardlytics, Inc. (a)	2,032	31,699
Cornerstone OnDemand, Inc. (a)	395	21,587
DocuSign, Inc.	123	6,970
Everbridge, Inc. (a)	241	17,807
Five9, Inc. (a)	731	38,794
HubSpot, Inc. (a)	328	60,513
j2 Global, Inc.	311	27,250
Lightspeed POS, Inc. (a)	1,021	19,045
Mimecast Ltd. (a)	178	9,169
New Relic, Inc. (a)	111	11,682
Pivotal Software, Inc.	539	11,696
Pluralsight, Inc.	1,429	50,715
PROS Holdings, Inc. (a)	465	23,827
RingCentral, Inc. (a)	312	36,307
ShotSpotter, Inc. (a)	287	15,125
SurveyMonkey	1,678	30,036
The Trade Desk, Inc. (a)	210	46,511
Workiva, Inc. (a)	241	12,807
Zuora, Inc.	428	9,459
		535,380

TOTAL INFORMATION TECHNOLOGY		1,397,293

MATERIALS - 2.6%
Chemicals - 1.5%
Olin Corp.	2,831	61,404
Orion Engineered Carbons SA	2,138	43,337
The Chemours Co. LLC	655	23,587
		128,328
Construction Materials - 0.1%
Summit Materials, Inc. (a)	500	8,760
Containers & Packaging - 1.0%
Aptargroup, Inc.	154	17,131
Avery Dennison Corp.	94	10,401
Silgan Holdings, Inc.	2,080	62,275
		89,807

TOTAL MATERIALS		226,895

REAL ESTATE - 6.1%
Equity Real Estate Investment Trusts (REITs) - 5.7%
Americold Realty Trust	807	25,832
CareTrust (REIT), Inc.	1,720	41,710
Clipper Realty, Inc.	3,575	46,654
Corporate Office Properties Trust (SBI)	3,776	105,275
Four Corners Property Trust, Inc.	1,172	33,332
Outfront Media, Inc.	2,110	50,281
Potlatch Corp.	1,297	50,142
Rexford Industrial Realty, Inc.	1,301	49,295
Store Capital Corp.	2,070	68,972
Terreno Realty Corp.	532	23,754
		495,247
Real Estate Management& Development - 0.4%
Cushman & Wakefield PLC	1,927	37,846

TOTAL REAL ESTATE		533,093

UTILITIES - 2.4%
Electric Utilities - 1.9%
El Paso Electric Co.	498	30,433
IDACORP, Inc.	448	44,361
Portland General Electric Co.	1,713	89,607
		164,401
Gas Utilities - 0.5%
Spire, Inc.	560	47,146
Independent Power and Renewable Electricity Producers - 0.0%
Bloom Energy Corp. Class A	104	1,416

TOTAL UTILITIES		212,963

TOTAL COMMON STOCKS
(Cost $7,602,986)		8,280,312

Convertible Preferred Stocks - 0.4%
INFORMATION TECHNOLOGY - 0.4%
Software - 0.4%
Compass, Inc.:
Series E(a)(b)(c)	26	3,083
Series F (b)(c)	310	36,757
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $38,511)		39,840
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.39% 7/18/19 (d)
(Cost $9,949)	10,000	9,949
	Shares	Value

Money Market Funds - 3.5%
Fidelity Cash Central Fund, 2.49% (e)
(Cost $304,888)	304,827	304,888
TOTAL INVESTMENT IN SECURITIES - 98.8%
(Cost $7,956,334)		8,634,989
NET OTHER ASSETS (LIABILITIES) - 1.2%		102,304
NET ASSETS - 100%		$8,737,293

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	1	June 2019	$79,710	$68	$68

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $39,840 or 0.5% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,949.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Compass, Inc. Series E	11/3/17	$1,754
Compass, Inc. Series F	10/22/18	$36,757

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,596
Total	$1,596

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$427,442	$427,442	$--	$--
Consumer Discretionary	930,223	930,223	--	--
Consumer Staples	351,609	351,609	--	--
Energy	183,514	183,514	--	--
Financials	1,703,679	1,703,679	--	--
Health Care	1,080,686	1,080,686	--	--
Industrials	1,232,915	1,232,915	--	--
Information Technology	1,437,133	1,397,293	--	39,840
Materials	226,895	226,895	--	--
Real Estate	533,093	533,093	--	--
Utilities	212,963	212,963	--	--
U.S. Government and Government Agency Obligations	9,949	--	9,949	--
Money Market Funds	304,888	304,888	--	--
Total Investments in Securities:	$8,634,989	$8,585,200	$9,949	$39,840
Derivative Instruments:
Assets
Futures Contracts	$68	$68	$--	$--
Total Assets	$68	$68	$--	$--
Total Derivative Instruments:	$68	$68	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$68	$0
Total Equity Risk	68	0
Total Value of Derivatives	$68	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.7%
Bermuda	2.7%
Puerto Rico	1.6%
United Kingdom	1.4%
British Virgin Islands	1.1%
Netherlands	1.0%
Others (Individually Less Than 1%)	3.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $7,651,446)	$8,330,101
Fidelity Central Funds (cost $304,888)	304,888
Total Investment in Securities (cost $7,956,334)		$8,634,989
Cash		73,277
Receivable for investments sold		26,569
Receivable for fund shares sold		4,934
Dividends receivable		706
Distributions receivable from Fidelity Central Funds		532
Total assets		8,741,007
Liabilities
Payable for investments purchased	$2,866
Payable for fund shares redeemed	448
Payable for daily variation margin on futures contracts	400
Total liabilities		3,714
Net Assets		$8,737,293
Net Assets consist of:
Paid in capital		$8,338,359
Total distributable earnings (loss)		398,934
Net Assets, for 742,402 shares outstanding		$8,737,293
Net Asset Value, offering price and redemption price per share ($8,737,293 ÷ 742,402 shares)		$11.77

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2019 (Unaudited)
Investment Income
Dividends		$27,093
Interest		70
Income from Fidelity Central Funds		1,596
Total income		28,759
Expenses
Independent trustees' fees and expenses	$18
Commitment fees	9
Total expenses		27
Net investment income (loss)		28,732
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(254,010)
Foreign currency transactions	(3)
Futures contracts	(1,043)
Total net realized gain (loss)		(255,056)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	768,117
Futures contracts	68
Total change in net unrealized appreciation (depreciation)		768,185
Net gain (loss)		513,129
Net increase (decrease) in net assets resulting from operations		$541,861

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2019 (Unaudited)	Year ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$28,732	$70,077
Net realized gain (loss)	(255,056)	132,779
Change in net unrealized appreciation (depreciation)	768,185	(130,145)
Net increase (decrease) in net assets resulting from operations	541,861	72,711
Distributions to shareholders	(177,637)	(5,350)
Share transactions
Proceeds from sales of shares	4,191,320	13,229,826
Reinvestment of distributions	177,637	5,350
Cost of shares redeemed	(3,529,838)	(6,306,678)
Net increase (decrease) in net assets resulting from share transactions	839,119	6,928,498
Total increase (decrease) in net assets	1,203,343	6,995,859
Net Assets
Beginning of period	7,533,950	538,091
End of period	$8,737,293	$7,533,950
Other Information
Shares
Sold	368,408	1,158,230
Issued in reinvestment of distributions	17,146	496
Redeemed	(321,728)	(530,150)
Net increase (decrease)	63,826	628,576

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Small Cap Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.10	$10.76	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.13	.07
Net realized and unrealized gain (loss)	.94	.32	.69
Total from investment operations	.99	.45	.76
Distributions from net investment income	(.12)	(.11)	–
Distributions from net realized gain	(.20)	–	–
Total distributions	(.32)	(.11)	–
Net asset value, end of period	$11.77	$11.10	$10.76
Total ReturnC	9.32%	4.18%	7.60%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	- %G
Expenses net of fee waivers, if anyF	- %G	-%	- %G
Expenses net of all reductionsF	- %G	-%	- %G
Net investment income (loss)	.94%G	1.14%	1.10%G
Supplemental Data
Net assets, end of period (000 omitted)	$8,737	$7,534	$538
Portfolio turnover rateH	168%G	163%	249%G

 A For the period March 7, 2017 (commencement of operations) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2019

1. Organization.

Fidelity Flex Small Cap Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$935,495
Gross unrealized depreciation	(325,692)
Net unrealized appreciation (depreciation)	$609,803
Tax cost	$8,025,254

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,742,477 and $5,287,800, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $297 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During Period-B November 1, 2018 to April 30, 2019
Actual	- %-C	$1,000.00	$1,093.20	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex Small Cap Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity’s staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund’s investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers’ investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the fund is available exclusively to certain Fidelity fee-based programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of the program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund with limited exceptions.

In connection with the renewal of the Advisory Contracts, the Board also approved amendments to the management contract for the fund to clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program. The Board considered that the amendments would not change the services provided to the fund or the party responsible for making such payments under the current management contract.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

ZSC-SANN-0619
1.9881582.102

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Capital Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Capital Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 25, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	June 25, 2019